UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23409
American Funds Multi-Sector Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class A
|
MIAQX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class C | MIAUX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.47%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class T | MIAVX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$22	0.44%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-1 | MIAWX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$38	0.75%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-2 | MIAYX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$24	0.48%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-3 | MIAZX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$19	0.38%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-A | CMBKX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$39	0.77%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-C | CMBLX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$75	1.49%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-E | CMBMX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$47	0.94%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-T | CMBNX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$24	0.48%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-1 | CMBOX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$28	0.55%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type

(perce
nt of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-2 | CMBPX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$24	0.47%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-3 | CMBQX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$23	0.45%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-1 | RMDNX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$65	1.29%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2 | RMDOX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$66	1.31%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2E | RMDPX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$34	0.67%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-3 | RMDQX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$50	0.99%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-4 | RMDRX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$37	0.73%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5E | RMDSX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$27	0.54%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5 | RMDTX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$21	0.41%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-126-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-6 | RMDUX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$19	0.38%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-126-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Multi-Sector Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-126-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 95.68%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 69.58%
Financials 13.29%
	AG Issuer, LLC 6.25% 3/1/2028[1]	USD21,575	$21,124
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	16,440	17,061
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,350	9,702
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,918	18,677
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	12,025	11,264
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,510	2,538
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	EUR20,954	22,362
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	3,046	3,244
	American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[2]	USD3,275	3,261
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	13,850	14,013
	American International Group, Inc. 5.125% 3/27/2033	9,222	9,089
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	11,120	11,157
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	20,615	19,206
	Aon Corp. 5.35% 2/28/2033	6,127	6,089
	Aon North America, Inc. 5.15% 3/1/2029	1,450	1,447
	Aon North America, Inc. 5.30% 3/1/2031	1,075	1,072
	Aon North America, Inc. 5.45% 3/1/2034	15,055	14,995
	Aon North America, Inc. 5.75% 3/1/2054	2,350	2,300
	Aretec Group, Inc. 7.50% 4/1/2029[1]	25,184	24,298
	Aretec Group, Inc. 10.00% 8/15/2030[1]	11,095	12,081
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	11,273	10,555
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	3,185	3,225
	Banco BTG Pactual SA 6.25% 4/8/2029[1]	4,043	4,066
	Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	194
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	23,400	20,750
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	13,600	11,329
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	20,774	20,612
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]	3,490	3,455
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	7,566	7,786
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	21,176	21,162
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	4,610	4,520
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[2]	723	719
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	10,477	10,345
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	17,200	15,958
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	9,733	10,038
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	13,815	14,248
	BBVA Bancomer, SA 8.125% 1/8/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.214% on 1/8/2034)[1,2]	4,267	4,324
	BlackRock Funding, Inc. 4.70% 3/14/2029	501	499
	BlackRock Funding, Inc. 5.00% 3/14/2034	11,700	11,614
	BlackRock Funding, Inc. 5.25% 3/14/2054	19,536	18,893
	Block, Inc. 2.75% 6/1/2026	5,105	4,826
	Block, Inc. 3.50% 6/1/2031	2,323	2,006
	Block, Inc. 6.50% 5/15/2032[1]	22,500	22,829
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,171	2,067
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	283	247
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	19,050	19,877
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	20,870	16,853
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	13,366	13,319
	Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	9,445	9,932
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	19,125	20,208
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	13,750	13,788
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,758	4,738
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	20,398	20,500

1	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	USD16,575	$17,015
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	55,143	55,492
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	4,306	4,392
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,414
	Chubb INA Holdings, LLC 5.00% 3/15/2034	22,949	22,732
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	14,425	14,344
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,053	4,294
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	10,940	9,751
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	9,917	10,391
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	9,225	9,387
	Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[2]	1,000	993
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	5,505	4,826
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	15,303	13,135
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	15,070	12,097
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	29,385	27,898
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	11,605	10,512
	Corebridge Financial, Inc. 3.90% 4/5/2032	7,009	6,276
	Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,338
	Corebridge Financial, Inc. 4.40% 4/5/2052	8,947	7,042
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	2,245	2,318
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	5,555	5,779
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	2,575	2,640
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	4,911	4,870
	Five Corners Funding Trust III 5.791% 2/15/2033[1]	5,520	5,617
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]	9,987	10,429
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	16,374	16,668
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	6,831	5,546
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	3,191	2,684
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	12,517	10,411
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	21,380	18,267
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	31,010	31,777
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	1,493	1,049
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	686	518
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	9,122	9,150
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,858
	Hightower Holding, LLC 6.75% 4/15/2029[1]	12,115	11,347
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	26,375	26,198
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	25,785	25,639
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	9,260	10,034
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[2]	738	742
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	31,573	33,050
	HUB International, Ltd. 5.625% 12/1/2029[1]	12,508	11,841
	HUB International, Ltd. 7.25% 6/15/2030[1]	26,381	27,063
	HUB International, Ltd. 7.375% 1/31/2032[1]	12,035	12,212
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[3,4]	4,100	4,113
	Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	2,900	2,962
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,069	4,097
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	17,645	16,133
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	5,350	4,985
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[2]	8,005	8,072
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	22,755	23,121
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	2,656	2,161
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	1,700	1,691
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	48,850	50,139
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	29,100	27,169
	Korea Exchange Bank 3.25% 3/30/2027[1]	4,110	3,916
	Korea Exchange Bank 3.25% 3/30/2027	3,890	3,707
	Ladder Capital Finance Holdings LLP 7.00% 7/15/2031[1]	7,470	7,541
	LPL Holdings, Inc. 4.625% 11/15/2027[1]	3,009	2,913
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	13,325	12,427
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,945	5,458
	Mastercard, Inc. 4.875% 5/9/2034	8,031	7,943
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	485	483

American Funds Multi-Sector Income Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	USD8,976	$8,949
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[2]	4,030	4,021
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	18,346	18,661
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	2,804	2,251
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]	5,736	5,649
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	30,677	30,533
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	5,787	6,252
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	49,312	50,567
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	6,416	6,349
	Nasdaq, Inc. 5.55% 2/15/2034	6,000	6,011
	Nasdaq, Inc. 5.95% 8/15/2053	8,000	8,092
	Nasdaq, Inc. 6.10% 6/28/2063	5,000	5,092
	Navient Corp. 5.00% 3/15/2027	9,220	8,811
	Navient Corp. 4.875% 3/15/2028	5,190	4,769
	Navient Corp. 5.50% 3/15/2029	3,330	3,043
	Navient Corp. 9.375% 7/25/2030	14,000	14,735
	Navient Corp. 11.50% 3/15/2031	12,580	13,870
	Navient Corp. 5.625% 8/1/2033	26,875	21,477
	New York Life Global Funding 4.90% 6/13/2028[1]	4,990	4,969
	New York Life Global Funding 4.55% 1/28/2033[1]	4,621	4,397
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,990	1,978
	OneMain Finance Corp. 7.125% 3/15/2026	1,385	1,408
	OneMain Finance Corp. 7.50% 5/15/2031	26,135	26,468
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	7,171	7,389
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[3,4]	6,444	6,471
	Owl Rock Capital Corp. 3.75% 7/22/2025	1,063	1,037
	Oxford Finance, LLC 6.375% 2/1/2027[1]	7,076	6,822
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	EUR15,000	16,026
	PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	USD16,543	16,966
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	46,829	51,061
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	5,850	5,884
	Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,230
	Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,159
	Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,503
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	12,800	11,894
	Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,750
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	15,145	14,046
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	2,000	1,934
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	7,062	6,982
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2,5]	3,843	19
	Synchrony Financial 2.875% 10/28/2031	15,000	12,036
	Synchrony Financial 7.25% 2/2/2033	15,000	14,924
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	27,931	28,157
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	16,651	16,586
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[3,4]	33,610	34,352
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	697	661
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	5,143	5,217
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	14,575	14,637
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	13,027	12,165
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	22,025	18,796
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	17,095	17,085
	USI, Inc. 7.50% 1/15/2032[1]	6,050	6,152
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	4,475	4,515
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	250	230
	Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]	39,700	38,022
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	15,870	15,695
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	22,725	22,717

3	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	USD12,684	$13,527
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	3,649	3,121
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	3,500	2,928
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	1,805	1,510
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	803
	XP Inc. 6.75% 7/2/2029[1]	4,450	4,422
			1,982,312

Energy 10.85%
	3R Lux SARL 9.75% 2/5/2031[1]	12,851	13,497
	AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,135	1,729
	Apache Corp. 4.625% 11/15/2025	985	973
	Apache Corp. 4.25% 1/15/2030	4,000	3,735
	Apache Corp. 5.10% 9/1/2040	6,770	5,782
	Apache Corp. 5.25% 2/1/2042	4,450	3,847
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	5,155	5,164
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	5,077	5,206
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,925	1,883
	Baytex Energy Corp. 8.50% 4/30/2030[1]	2,060	2,156
	Baytex Energy Corp. 7.375% 3/15/2032[1]	15,760	16,027
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,735	13,030
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	7,270	7,408
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	5,395	5,550
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	32,964	34,551
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	12,197	12,786
	BP Capital Markets America, Inc. 4.893% 9/11/2033	21,757	21,167
	BP Capital Markets America, Inc. 5.227% 11/17/2034	1,725	1,713
	California Resources Corp. 7.125% 2/1/2026[1]	12,000	12,037
	Cenovus Energy, Inc. 5.375% 7/15/2025	172	170
	Cheniere Energy Partners, LP 4.00% 3/1/2031	1,340	1,219
	Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	25,364
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	3,110	3,084
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	17,180	17,019
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	1,280	1,284
	Chevron Corp. 2.236% 5/11/2030	5,035	4,360
	Chevron Corp. 3.078% 5/11/2050	5,214	3,562
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	8,040	8,294
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	12,815	12,487
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	15,000	15,736
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	4,200	4,507
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	25,040	26,848
	CNX Resources Corp. 6.00% 1/15/2029[1]	8,304	8,133
	CNX Resources Corp. 7.375% 1/15/2031[1]	5,085	5,205
	CNX Resources Corp. 7.25% 3/1/2032[1]	15,055	15,366
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	10,215	9,907
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	19,635	18,284
	ConocoPhillips Co. 5.05% 9/15/2033	1,000	992
	ConocoPhillips Co. 3.80% 3/15/2052	1,311	979
	ConocoPhillips Co. 5.30% 5/15/2053	4,612	4,382
	ConocoPhillips Co. 5.55% 3/15/2054	4,790	4,717
	Cosan Luxembourg SA 7.50% 6/27/2030[1]	4,000	4,100
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	31,295	33,096
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	14,375	14,661
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	11,235	11,266
	Diamondback Energy, Inc. 5.15% 1/30/2030	6,613	6,587
	Diamondback Energy, Inc. 5.40% 4/18/2034	23,845	23,617
	Diamondback Energy, Inc. 5.75% 4/18/2054	11,179	10,845
	Diamondback Energy, Inc. 5.90% 4/18/2064	7,169	6,925
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,755	1,623
	DT Midstream, Inc. 4.375% 6/15/2031[1]	10,350	9,434
	Ecopetrol SA 6.875% 4/29/2030	5,990	5,757
	Ecopetrol SA 4.625% 11/2/2031	250	205
	Ecopetrol SA 8.875% 1/13/2033	25,585	26,439
	Ecopetrol SA 8.375% 1/19/2036	9,145	8,988
	EIG Pearl Holdings SARL 3.545% 8/31/2036	11,700	10,059
	Enbridge, Inc. 6.70% 11/15/2053	3,580	3,912
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	540	551

American Funds Multi-Sector Income Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	USD10,535	$10,993
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	930	790
	Energy Transfer, LP 6.00% 2/1/2029[1]	1,165	1,174
	Energy Transfer, LP 7.375% 2/1/2031[1]	291	304
	Energy Transfer, LP 5.60% 9/1/2034	14,579	14,492
	Energy Transfer, LP 5.95% 5/15/2054	13,000	12,667
	Energy Transfer, LP 6.05% 9/1/2054	7,896	7,791
	Eni SpA 5.50% 5/15/2034[1]	22,628	22,428
	Eni SpA 5.95% 5/15/2054[1]	28,437	27,949
	EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,025	2,027
	EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	237
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	8,175	8,269
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	8,195	7,740
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	3,175	3,209
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,167	5,517
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	9,671	9,049
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,150	1,162
	EQT Corp. 3.625% 5/15/2031[1]	1,554	1,372
	Exxon Mobil Corp. 2.61% 10/15/2030	23,075	20,256
	Exxon Mobil Corp. 3.452% 4/15/2051	750	542
	FORESEA Holding SA 7.50% 6/15/2030	3,680	3,431
	Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	11,814	9,466
	Genesis Energy, LP 8.00% 1/15/2027	12,251	12,537
	Genesis Energy, LP 8.25% 1/15/2029	5,895	6,091
	Genesis Energy, LP 8.875% 4/15/2030	6,849	7,211
	Genesis Energy, LP 7.875% 5/15/2032	4,890	4,940
	GeoPark, Ltd. 5.50% 1/17/2027	14,090	12,821
	Global Partners, LP 8.25% 1/15/2032[1]	4,465	4,593
	Guara Norte SARL 5.198% 6/15/2034	4,089	3,772
	Guara Norte SARL 5.198% 6/15/2034[1]	1,573	1,451
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	11,290	11,480
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	4,610	4,686
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	5,380	5,210
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,441	7,193
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	6,220	5,960
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	8,180	7,873
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	12,860	13,715
	Kinder Morgan, Inc. 4.80% 2/1/2033	20,000	18,965
	Kinder Morgan, Inc. 5.20% 6/1/2033	4,198	4,076
	Kinder Morgan, Inc. 5.40% 2/1/2034	25,186	24,810
	Kinder Morgan, Inc. 5.20% 3/1/2048	15	13
	Kinder Morgan, Inc. 3.25% 8/1/2050	669	427
	Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,700
	Kinetik Holdings, LP 6.625% 12/15/2028[1]	10,245	10,416
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	3,925	4,027
	Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,870	5,253
	MEG Energy Corp. 5.875% 2/1/2029[1]	3,030	2,950
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	27	1
	Modec Finance BV 7.84% 7/15/2026[6,7]	9,000	9,049
	MPLX, LP 4.95% 9/1/2032	15,613	14,945
	MPLX, LP 4.70% 4/15/2048	5,900	4,858
	MPLX, LP 4.95% 3/14/2052	10,000	8,484
	Murphy Oil Corp. 5.875% 12/1/2027	2,567	2,566
	MV24 Capital BV 6.748% 6/1/2034	6,671	6,378
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	6,230	6,342
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	16,395	16,998
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	4,982	4,840
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	39,100	36,003
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	40,750	37,233
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[3,4]	930	907
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	13,620	13,888
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	14,275	14,506
	Noble Finance II, LLC 8.00% 4/15/2030[1]	2,800	2,916
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	15,385	15,570
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	9,305	9,775
	Occidental Petroleum Corp. 6.625% 9/1/2030	2,473	2,595

5	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Occidental Petroleum Corp. 6.125% 1/1/2031	USD664	$680
	Occidental Petroleum Corp. 4.40% 8/15/2049	1,972	1,474
	Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	4,833
	Oleoducto Central SA 4.00% 7/14/2027	1,250	1,160
	ONEOK, Inc. 6.05% 9/1/2033	8,318	8,568
	ONEOK, Inc. 4.45% 9/1/2049	1,600	1,259
	ONEOK, Inc. 3.95% 3/1/2050	1,000	726
	ONEOK, Inc. 4.50% 3/15/2050	1,500	1,188
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	4,090	4,186
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	11,000	10,838
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	10,930	12,108
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	8,165	8,393
	Petrobras Global Finance BV 7.375% 1/17/2027	1,600	1,653
	Petroleos Mexicanos 6.875% 10/16/2025	6,250	6,232
	Petroleos Mexicanos 4.50% 1/23/2026	5,084	4,841
	Petroleos Mexicanos 6.875% 8/4/2026	7,711	7,556
	Petroleos Mexicanos 6.49% 1/23/2027	6,932	6,659
	Petroleos Mexicanos 6.50% 3/13/2027	12,080	11,518
	Petroleos Mexicanos 8.75% 6/2/2029	5,791	5,692
	Petroleos Mexicanos 5.95% 1/28/2031	8,570	6,912
	Petroleos Mexicanos 6.70% 2/16/2032	13,886	11,635
	Petroleos Mexicanos 10.00% 2/7/2033	22,000	22,094
	Petroleos Mexicanos 6.95% 1/28/2060	12,540	8,304
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,319
	Raizen Fuels Finance SA 6.45% 3/5/2034[1]	3,980	4,045
	Raizen Fuels Finance SA 6.95% 3/5/2054[1]	2,740	2,789
	Range Resources Corp. 4.875% 5/15/2025	5,110	5,082
	Range Resources Corp. 8.25% 1/15/2029	5,290	5,486
	Range Resources Corp. 4.75% 2/15/2030[1]	4,745	4,455
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	12,120	12,243
	Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	5,395	5,643
	Shell International Finance BV 2.75% 4/6/2030	6,441	5,746
	Shell International Finance BV 3.25% 4/6/2050	24	17
	Shell International Finance BV 3.00% 11/26/2051	15,178	9,947
	SM Energy Co. 6.50% 7/15/2028	590	585
	Southwestern Energy Co. 5.70% 1/23/2025[2]	2,825	2,823
	Southwestern Energy Co. 8.375% 9/15/2028	9,335	9,659
	Southwestern Energy Co. 5.375% 3/15/2030	1,975	1,909
	Southwestern Energy Co. 4.75% 2/1/2032	2,145	1,975
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,980	4,489
	Sunoco, LP 6.00% 4/15/2027	5,165	5,162
	Sunoco, LP 7.00% 5/1/2029[1]	15,410	15,804
	Sunoco, LP 4.50% 5/15/2029	7,331	6,862
	Sunoco, LP 4.50% 4/30/2030	430	398
	Sunoco, LP 7.25% 5/1/2032[1]	10,155	10,511
	Superior Plus, LP 4.50% 3/15/2029[1]	4,853	4,458
	Talos Production, Inc. 9.00% 2/1/2029[1]	6,850	7,195
	Talos Production, Inc. 9.375% 2/1/2031[1]	5,655	5,974
	Targa Resources Partners, LP 4.875% 2/1/2031	774	739
	TotalEnergies Capital International SA 3.127% 5/29/2050	12,551	8,469
	TotalEnergies Capital SA 5.15% 4/5/2034	1,656	1,657
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	5,875	5,974
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	7,173	7,170
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	11,101	11,468
	Transocean, Inc. 8.00% 2/1/2027[1]	4,291	4,280
	Transocean, Inc. 8.25% 5/15/2029[1]	14,100	14,145
	Transocean, Inc. 8.75% 2/15/2030[1]	22,610	23,756
	Transocean, Inc. 7.50% 4/15/2031	4,400	4,131
	Transocean, Inc. 8.50% 5/15/2031[1]	12,090	12,105
	Transocean, Inc. 6.80% 3/15/2038	7,850	6,518
	USA Compression Partners, LP 7.125% 3/15/2029[1]	10,730	10,821
	Vallourec SA 7.50% 4/15/2032[1]	17,685	18,335
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	12,680	11,556
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,824	5,914
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	17,220	15,464
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	10,000	10,310
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	6,190	6,425

American Funds Multi-Sector Income Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Vital Energy, Inc. 7.875% 4/15/2032[1]	USD18,545	$18,866
	Williams Companies, Inc. 2.60% 3/15/2031	9,000	7,606
	Williams Companies, Inc. 4.65% 8/15/2032	5,276	5,014
	Williams Companies, Inc. 5.15% 3/15/2034	22,363	21,827
			1,618,729

Health care 8.96%
	AbbVie, Inc. 4.80% 3/15/2029	23,150	23,065
	AbbVie, Inc. 3.20% 11/21/2029	8,050	7,389
	AbbVie, Inc. 5.05% 3/15/2034	77,443	77,245
	AbbVie, Inc. 5.35% 3/15/2044	1,175	1,162
	AbbVie, Inc. 5.40% 3/15/2054	26,205	25,931
	AbbVie, Inc. 5.50% 3/15/2064	3,125	3,087
	AdaptHealth, LLC 6.125% 8/1/2028[1]	3,875	3,703
	AdaptHealth, LLC 4.625% 8/1/2029[1]	11,155	9,678
	AdaptHealth, LLC 5.125% 3/1/2030[1]	16,259	14,238
	Amgen, Inc. 5.15% 3/2/2028	21,120	21,121
	Amgen, Inc. 5.25% 3/2/2030	29,132	29,355
	Amgen, Inc. 4.20% 3/1/2033	14,000	12,977
	Amgen, Inc. 5.25% 3/2/2033	34,651	34,567
	Amgen, Inc. 5.60% 3/2/2043	3,740	3,688
	Amgen, Inc. 3.00% 1/15/2052	100	66
	Amgen, Inc. 4.875% 3/1/2053	5,675	5,001
	Amgen, Inc. 5.65% 3/2/2053	14,273	14,066
	Amgen, Inc. 5.75% 3/2/2063	21,310	20,887
	AstraZeneca Finance, LLC 1.75% 5/28/2028	5,266	4,672
	AstraZeneca Finance, LLC 4.85% 2/26/2029	13,630	13,606
	AstraZeneca Finance, LLC 4.90% 3/3/2030	7,332	7,364
	AstraZeneca Finance, LLC 4.90% 2/26/2031	9,580	9,559
	AstraZeneca Finance, LLC 5.00% 2/26/2034	16,050	15,967
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	3,125	2,880
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	5,615	5,348
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	12,915	11,755
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	2,930	2,658
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	8,415	5,862
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	13,705	12,779
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	10,076	9,139
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	200	160
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	14,000	6,795
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,220	573
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	15,464	7,250
	Baxter International, Inc. 1.915% 2/1/2027	2,150	1,971
	Baxter International, Inc. 2.272% 12/1/2028	11,125	9,808
	Baxter International, Inc. 2.539% 2/1/2032	27,032	22,182
	Baxter International, Inc. 3.132% 12/1/2051	8,657	5,431
	Bayer US Finance, LLC 6.50% 11/21/2033[1]	18,563	18,997
	Bayer US Finance, LLC 6.875% 11/21/2053[1]	3,181	3,270
	Becton, Dickinson and Co. 4.874% 2/8/2029	1,350	1,340
	Becton, Dickinson and Co. 5.081% 6/7/2029	8,215	8,209
	Becton, Dickinson and Co. 5.11% 2/8/2034	850	838
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	5,355	5,346
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,850	3,866
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	72,450	72,329
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,300	5,245
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,690	1,816
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	19,926	19,659
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,370	3,662
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,250	4,155
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	4,785	4,696
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[3,4]	3,485	3,492
	Cencora, Inc. 2.80% 5/15/2030	2,607	2,300
	Cencora, Inc. 2.70% 3/15/2031	2,423	2,069
	Centene Corp. 2.45% 7/15/2028	20,947	18,614
	Centene Corp. 4.625% 12/15/2029	14,515	13,739
	Centene Corp. 3.375% 2/15/2030	644	572
	Centene Corp. 3.00% 10/15/2030	610	522

7	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Centene Corp. 2.50% 3/1/2031	USD5,104	$4,193
	Centene Corp. 2.625% 8/1/2031	4,440	3,651
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,618	3,422
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	5,730	5,236
	Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	2,340	2,090
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	12,740	11,875
	CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	919
	Cigna Group (The) 5.25% 2/15/2034	7,915	7,809
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	3,010	3,053
	CVS Health Corp. 5.40% 6/1/2029	1,525	1,527
	CVS Health Corp. 1.75% 8/21/2030	3,625	2,948
	CVS Health Corp. 5.55% 6/1/2031	862	863
	CVS Health Corp. 5.25% 2/21/2033	1,500	1,465
	CVS Health Corp. 5.70% 6/1/2034	30,420	30,349
	CVS Health Corp. 6.00% 6/1/2044	20,000	19,612
	CVS Health Corp. 5.625% 2/21/2053	2,470	2,295
	CVS Health Corp. 5.875% 6/1/2053	4,934	4,731
	CVS Health Corp. 6.05% 6/1/2054	20,500	20,119
	CVS Health Corp. 6.00% 6/1/2063	2,344	2,247
	Elevance Health, Inc. 5.375% 6/15/2034	15,000	15,077
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	19,845	20,504
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[3,4]	23,135	23,113
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	6,790	6,755
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[3,4]	424	425
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	2,710	2,786
	Gilead Sciences, Inc. 5.25% 10/15/2033	7,361	7,418
	Gilead Sciences, Inc. 2.80% 10/1/2050	225	141
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,070	4,067
	Grifols, SA 7.50% 5/1/2030[6]	EUR24,665	26,415
	HCA, Inc. 5.625% 9/1/2028	USD4,360	4,400
	HCA, Inc. 5.875% 2/1/2029	2,870	2,923
	HCA, Inc. 5.45% 4/1/2031	1,985	1,984
	HCA, Inc. 2.375% 7/15/2031	10,953	8,997
	Humana, Inc. 5.375% 4/15/2031	855	851
	Humana, Inc. 5.75% 4/15/2054	5,109	4,927
	IQVIA, Inc. 5.00% 10/15/2026[1]	8,105	7,959
	IQVIA, Inc. 6.50% 5/15/2030[1]	4,305	4,373
	Johnson & Johnson 4.80% 6/1/2029	1,750	1,764
	Johnson & Johnson 4.90% 6/1/2031	16,870	17,041
	Johnson & Johnson 4.95% 6/1/2034	11,125	11,259
	Johnson & Johnson 5.25% 6/1/2054	2,260	2,271
	Medline Borrower, LP 3.875% 4/1/2029[1]	1,560	1,438
	Medline Borrower, LP 6.25% 4/1/2029[1]	9,598	9,719
	Medline Borrower, LP 5.25% 10/1/2029[1]	16,310	15,578
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[3,4]	2,413	2,422
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	10,000	8,897
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	22,000	19,083
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,600	1,381
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	14,927	13,586
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	376
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	47,373	46,179
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	10,300	9,799
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	10,882	10,503
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,8]	26,839	25,195
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,8]	15,007	12,024
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[3,4,8]	5,745	5,465
	Rede D’Or Finance SARL 4.95% 1/17/2028	590	560
	Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,339
	Roche Holdings, Inc. 2.076% 12/13/2031[1]	231	189
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	6,588	6,835
	Roche Holdings, Inc. 4.985% 3/8/2034[1]	14,825	14,707
	Roche Holdings, Inc. 5.218% 3/8/2054[1]	1,856	1,827

American Funds Multi-Sector Income Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Solventum Corp. 5.60% 3/23/2034[1]	USD7,900	$7,762
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	12,185	12,218
	Summa Health 3.511% 11/15/2051	995	726
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	7,395	7,479
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[3,4]	789	735
	Tenet Healthcare Corp. 6.25% 2/1/2027	440	440
	Tenet Healthcare Corp. 6.125% 10/1/2028	7,730	7,697
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,870	1,743
	Tenet Healthcare Corp. 6.75% 5/15/2031	8,780	8,919
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,075	8,757
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,260	28,955
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	29,085	28,004
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,340	8,968
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	21,281	23,688
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	12,000	8,394
	UnitedHealth Group, Inc. 4.70% 4/15/2029	1,425	1,414
	UnitedHealth Group, Inc. 4.90% 4/15/2031	1,100	1,090
	UnitedHealth Group, Inc. 5.00% 4/15/2034	825	815
	UnitedHealth Group, Inc. 2.90% 5/15/2050	10,868	7,055
	UnitedHealth Group, Inc. 3.25% 5/15/2051	221	152
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,072
	UnitedHealth Group, Inc. 4.95% 5/15/2062	159	142
	UnitedHealth Group, Inc. 6.05% 2/15/2063	124	131
			1,336,033

Consumer discretionary 6.56%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	3,295	2,884
	Advance Auto Parts, Inc. 5.95% 3/9/2028	1,848	1,834
	Advance Auto Parts, Inc. 3.90% 4/15/2030	16,277	14,720
	Advance Auto Parts, Inc. 3.50% 3/15/2032	20,772	17,659
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[3,4]	16,269	15,919
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,500	6,200
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	12,580	12,516
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,760	11,653
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,810	1,586
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	17,277	17,862
	Amazon.com, Inc. 4.70% 12/1/2032	3,000	2,975
	Amazon.com, Inc. 3.95% 4/13/2052	1,750	1,408
	Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	1,960
	Arcos Dorados BV 6.125% 5/27/2029	460	451
	Arcos Dorados Holdings, Inc. 5.875% 4/4/2027	2,440	2,389
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	13,675	12,655
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,325	2,108
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	10,000	9,122
	AutoNation, Inc. 3.85% 3/1/2032	8,000	7,109
	Bath & Body Works, Inc. 6.625% 10/1/2030[1]	2,010	2,018
	Bath & Body Works, Inc. 6.875% 11/1/2035	12,922	13,045
	Bath & Body Works, Inc. 6.75% 7/1/2036	7,055	7,031
	Boyd Gaming Corp. 4.75% 12/1/2027	11,120	10,724
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	3,500	3,174
	Boyne USA, Inc. 4.75% 5/15/2029[1]	16,545	15,449
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	21,999	20,184
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	17,650	18,044
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	9,245	9,296
	Carnival Corp. 5.75% 3/1/2027[1]	19,000	18,782
	Carnival Corp. 4.00% 8/1/2028[1]	3,500	3,289
	Carnival Corp. 6.00% 5/1/2029[1]	28,585	28,255
	Carnival Corp. 7.00% 8/15/2029[1]	10,920	11,326
	Carnival Corp. 10.50% 6/1/2030[1]	6,625	7,202
	Clarios Global, LP 6.75% 5/15/2025[1]	180	180
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	6,010	6,055
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	13,560	14,033
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	7,779	7,693
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	7,663	6,984

9	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	USD424	$373
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	15,250	13,755
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[3,4]	465	466
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[3,4]	141	142
	Ford Motor Co. 6.10% 8/19/2032	22,570	22,553
	Ford Motor Co. 4.75% 1/15/2043	4,993	4,041
	Ford Motor Co. 5.291% 12/8/2046	9,007	7,889
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,920	2,899
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	940
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,501
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,820	11,543
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,750	13,844
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,683	2,773
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	5,305	5,583
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,720	1,536
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	9,001	9,517
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	6,648	6,580
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	11,465	11,589
	Grand Canyon University 4.375% 10/1/2026	6,750	6,733
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	425	416
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	38,129	39,982
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[3,4]	11,683	11,732
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	15,608	15,579
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	470	439
	Home Depot, Inc. 4.75% 6/25/2029	14,385	14,305
	Home Depot, Inc. 1.375% 3/15/2031	2,291	1,826
	Home Depot, Inc. 4.85% 6/25/2031	10,732	10,651
	Home Depot, Inc. 4.95% 6/25/2034	4,372	4,328
	Home Depot, Inc. 3.125% 12/15/2049	135	92
	Home Depot, Inc. 5.30% 6/25/2054	3,362	3,285
	Home Depot, Inc. 5.40% 6/25/2064	11,102	10,829
	Hyundai Capital America 5.30% 6/24/2029[1]	7,977	7,936
	International Game Technology PLC 6.50% 2/15/2025[1]	200	200
	International Game Technology PLC 4.125% 4/15/2026[1]	565	550
	International Game Technology PLC 5.25% 1/15/2029[1]	1,670	1,617
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	12,243	11,462
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	12,740	13,305
	Levi Strauss & Co. 3.50% 3/1/2031[1]	9,775	8,466
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	5,555	5,587
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,580	7,747
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	5,365	5,548
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,345	4,806
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	223
	Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	960	918
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	7,540	6,935
	McDonald’s Corp. 5.00% 5/17/2029	5,953	5,949
	McDonald’s Corp. 3.60% 7/1/2030	1,084	1,004
	McDonald’s Corp. 4.95% 8/14/2033	2,000	1,971
	McDonald’s Corp. 5.20% 5/17/2034	5,668	5,693
	McDonald’s Corp. 5.15% 9/9/2052	3,605	3,328
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	4,400	4,370
	MercadoLibre, Inc. 2.375% 1/14/2026	1,200	1,139
	MercadoLibre, Inc. 3.125% 1/14/2031	3,525	2,990
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	2,280	2,252
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	2,925	3,043
	NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,500	2,471
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	8,120	8,029
	Party City Holdings, Inc. 0% 10/12/2028[6]	50	— [9]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,8]	7,384	7,132
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	5,464	5,654
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	8,425	7,908
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	12,260	11,874
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	11,780	11,017
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	14,800	14,621

American Funds Multi-Sector Income Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	USD20,090	$21,226
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	770	823
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	3,784	3,920
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	2,235	2,255
	Sally Holdings, LLC 6.75% 3/1/2032	7,614	7,529
	Sands China, Ltd. 4.375% 6/18/2030	6,700	6,177
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	7,930	7,736
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[3,4]	8,925	8,920
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	19,340	17,477
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	26,185	23,074
	Station Casinos, LLC 6.625% 3/15/2032[1]	5,565	5,542
	Studio City Finance, Ltd. 5.00% 1/15/2029	3,540	3,119
	Tapestry, Inc. 7.85% 11/27/2033	8,782	9,254
	Toyota Motor Credit Corp. 1.90% 1/13/2027	5,470	5,061
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	13,943	15,021
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	6,070	6,146
	Valvoline, Inc. 3.625% 6/15/2031[1]	9,120	7,869
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	5,205	5,380
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[3,4]	6,135	6,182
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	22,715	22,227
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	13,385	12,487
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	1,544	1,469
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	18,104	18,785
			978,059

Industrials 5.77%
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	4,519	4,611
	ADT Security Corp. 4.125% 8/1/2029[1]	2,230	2,058
	Ambipar Lux SARL 9.875% 2/6/2031[1]	8,215	7,972
	American Airlines, Inc. 8.50% 5/15/2029[1]	7,800	8,109
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[3,4]	3,900	3,906
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,880	1,727
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	2,130	1,951
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	315	312
	BAE Systems PLC 5.30% 3/26/2034[1]	14,822	14,692
	BOC Aviation, Ltd. 3.00% 9/11/2029	2,579	2,317
	BOC Aviation, Ltd. 2.625% 9/17/2030	1,121	966
	Boeing Co. 2.75% 2/1/2026	500	475
	Boeing Co. 2.196% 2/4/2026	25	24
	Boeing Co. 3.25% 2/1/2028	1,078	988
	Boeing Co. 5.15% 5/1/2030	24,076	23,127
	Boeing Co. 3.625% 2/1/2031	4,143	3,628
	Boeing Co. 6.388% 5/1/2031[1]	23,298	23,728
	Boeing Co. 6.528% 5/1/2034[1]	11,407	11,685
	Boeing Co. 3.50% 3/1/2039	7,463	5,319
	Boeing Co. 5.705% 5/1/2040	5,363	4,947
	Boeing Co. 5.805% 5/1/2050	2,858	2,578
	Boeing Co. 6.858% 5/1/2054[1]	15,936	16,366
	Boeing Co. 5.93% 5/1/2060	10,000	8,947
	Bombardier, Inc. 7.125% 6/15/2026[1]	2,482	2,520
	Bombardier, Inc. 7.875% 4/15/2027[1]	3,444	3,455
	Bombardier, Inc. 6.00% 2/15/2028[1]	4,685	4,636
	Bombardier, Inc. 8.75% 11/15/2030[1]	11,920	12,898
	Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	750	552
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	479	334
	Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	3,710	2,346
	Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	9,990	9,578
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	6,706	6,723
	Canadian National Railway Co. 6.125% 11/1/2053	1,276	1,412
	Canadian Pacific Railway Co. 1.75% 12/2/2026	435	401
	Canadian Pacific Railway Co. 3.10% 12/2/2051	19,127	12,715
	Carrier Global Corp. 2.722% 2/15/2030	500	442
	Carrier Global Corp. 2.70% 2/15/2031	500	430
	Carrier Global Corp. 5.90% 3/15/2034	1,763	1,841

11	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Carrier Global Corp. 3.577% 4/5/2050	USD1,955	$1,424
	Carrier Global Corp. 6.20% 3/15/2054	10,861	11,639
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	4,000	3,720
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	5,600	5,203
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,635	5,655
	CoreLogic, Inc. 4.50% 5/1/2028[1]	5,502	4,999
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.958% 6/2/2028[3,4]	10,073	9,916
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[3,4]	4,225	4,146
	Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.679% 4/12/2028[3,4]	142	139
	CSX Corp. 4.10% 11/15/2032	4,479	4,185
	CSX Corp. 5.20% 11/15/2033	3,166	3,175
	CSX Corp. 4.50% 3/15/2049	25	21
	CSX Corp. 2.50% 5/15/2051	4,765	2,818
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	14,963	13,909
	Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	328
	Enviri Corp. 5.75% 7/31/2027[1]	5,874	5,589
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	3,275	3,384
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	20,910	21,708
	General Dynamics Corp. 1.15% 6/1/2026	4,600	4,278
	General Dynamics Corp. 3.625% 4/1/2030	5,230	4,905
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	14,355	14,567
	Hertz Corp. (The) 4.625% 12/1/2026[1]	7,885	5,729
	Hertz Corp. (The) 12.625% 7/15/2029[1]	4,870	5,040
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[3,4]	4,631	4,200
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[3,4]	894	807
	Hidrovias International Finance SARL 4.95% 2/8/2031	4,800	4,059
	Honeywell International, Inc. 4.875% 9/1/2029	1,275	1,277
	Honeywell International, Inc. 4.95% 9/1/2031	1,000	1,001
	Honeywell International, Inc. 5.00% 3/1/2035	12,490	12,388
	Honeywell International, Inc. 5.25% 3/1/2054	2,500	2,428
	Honeywell International, Inc. 5.35% 3/1/2064	375	364
	Howmet Aerospace, Inc. 6.875% 5/1/2025	1,085	1,094
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	4,040	4,632
	Icahn Enterprises, LP 6.25% 5/15/2026	10,064	9,993
	Icahn Enterprises, LP 5.25% 5/15/2027	16,420	15,427
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	16,715	17,338
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	758	758
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	8,579	8,628
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	7,894	7,966
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	11,295	11,295
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	3,905	3,849
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,433	3,384
	Lockheed Martin Corp. 4.50% 2/15/2029	5,343	5,263
	Lockheed Martin Corp. 1.85% 6/15/2030	2,497	2,105
	Lockheed Martin Corp. 3.90% 6/15/2032	2,230	2,081
	Lockheed Martin Corp. 5.25% 1/15/2033	6,045	6,148
	Lockheed Martin Corp. 4.75% 2/15/2034	182	177
	Lockheed Martin Corp. 4.80% 8/15/2034	18,662	18,231
	Lockheed Martin Corp. 5.20% 2/15/2064	1,312	1,242
	Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,221
	Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,723
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	7,953	7,975
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	5,340	5,381
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	9,480	8,791
	Norfolk Southern Corp. 5.05% 8/1/2030	2,788	2,785
	Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,268
	Norfolk Southern Corp. 5.35% 8/1/2054	19,390	18,506
	Northrop Grumman Corp. 4.70% 3/15/2033	16,114	15,554
	Northrop Grumman Corp. 4.90% 6/1/2034	4,445	4,324
	Northrop Grumman Corp. 5.20% 6/1/2054	475	445
	OCP SA 3.75% 6/23/2031	7,600	6,567
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	6,950	7,107

American Funds Multi-Sector Income Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Regal Rexnord Corp. 6.30% 2/15/2030	USD20,000	$20,456
	Regal Rexnord Corp. 6.40% 4/15/2033	20,000	20,476
	Republic Services, Inc. 1.45% 2/15/2031	6,195	4,916
	Republic Services, Inc. 5.00% 12/15/2033	3,000	2,938
	Republic Services, Inc. 5.20% 11/15/2034	13,325	13,234
	Reworld Holding Corp. 4.875% 12/1/2029[1]	19,406	17,732
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,001	1,020
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	1,876	1,962
	RTX Corp. 5.15% 2/27/2033	5,000	4,950
	RTX Corp. 6.10% 3/15/2034	8,532	8,985
	RTX Corp. 6.40% 3/15/2054	3,120	3,404
	Sensata Technologies BV 4.00% 4/15/2029[1]	13,995	12,861
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	380	331
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	750
	SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.075% 10/20/2027[3,4]	322	330
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	18,300	17,158
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	7,444	8,024
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	10,110	11,165
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[3,4]	393	396
	TransDigm, Inc. 5.50% 11/15/2027	3,400	3,342
	TransDigm, Inc. 6.75% 8/15/2028[1]	9,080	9,202
	TransDigm, Inc. 4.625% 1/15/2029	12,015	11,221
	TransDigm, Inc. 6.375% 3/1/2029[1]	6,340	6,380
	TransDigm, Inc. 4.875% 5/1/2029	1,990	1,866
	TransDigm, Inc. 6.625% 3/1/2032[1]	8,150	8,242
	Triumph Group, Inc. 9.00% 3/15/2028[1]	4,941	5,186
	Uber Technologies, Inc. 8.00% 11/1/2026[1]	13,360	13,491
	Union Pacific Corp. 2.80% 2/14/2032	13,200	11,395
	Union Pacific Corp. 4.30% 3/1/2049	75	63
	Union Pacific Corp. 3.25% 2/5/2050	13	9
	Union Pacific Corp. 2.95% 3/10/2052	8,965	5,775
	Union Pacific Corp. 4.95% 5/15/2053	1,000	933
	United Airlines, Inc. 4.375% 4/15/2026[1]	1,620	1,567
	United Airlines, Inc. 4.625% 4/15/2029[1]	1,315	1,226
	United Rentals (North America), Inc. 5.25% 1/15/2030	5,300	5,141
	United Rentals (North America), Inc. 3.75% 1/15/2032	4,600	4,007
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,130	6,115
	Waste Management, Inc. 4.625% 2/15/2030	10,000	9,843
	Waste Management, Inc. 4.625% 2/15/2033	5,500	5,315
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,985	7,117
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	10,095	10,214
			860,713

Communication services 4.76%
	Altice France Holding SA 10.50% 5/15/2027[1]	1,520	608
	Altice France SA 5.125% 7/15/2029[1]	14,433	9,514
	Altice France SA 5.50% 10/15/2029[1]	3,500	2,312
	América Móvil, SAB de CV 4.70% 7/21/2032	10,000	9,635
	AT&T, Inc. 2.25% 2/1/2032	500	406
	AT&T, Inc. 5.40% 2/15/2034	7,000	7,003
	AT&T, Inc. 3.55% 9/15/2055	15,245	10,287
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	6,300	4,187
	CCO Holdings, LLC 5.00% 2/1/2028[1]	4,885	4,571
	CCO Holdings, LLC 6.375% 9/1/2029[1]	8,275	7,872
	CCO Holdings, LLC 4.75% 3/1/2030[1]	14,300	12,395
	CCO Holdings, LLC 4.50% 8/15/2030[1]	7,111	6,025
	CCO Holdings, LLC 4.25% 2/1/2031[1]	9,700	7,927
	CCO Holdings, LLC 4.75% 2/1/2032[1]	8,000	6,558
	CCO Holdings, LLC 4.50% 5/1/2032	2,445	1,971
	CCO Holdings, LLC 4.50% 6/1/2033[1]	26,420	20,816
	CCO Holdings, LLC 4.25% 1/15/2034[1]	27,820	21,140
	Charter Communications Operating, LLC 6.10% 6/1/2029	822	825
	Charter Communications Operating, LLC 2.30% 2/1/2032	6,600	5,093
	Charter Communications Operating, LLC 4.40% 4/1/2033	11,365	10,025
	Charter Communications Operating, LLC 6.65% 2/1/2034	10,000	10,107

13	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Charter Communications Operating, LLC 3.70% 4/1/2051	USD47,750	$29,064
	Charter Communications Operating, LLC 3.90% 6/1/2052	710	446
	Charter Communications Operating, LLC 5.25% 4/1/2053	18,330	14,395
	Comcast Corp. 5.10% 6/1/2029	3,175	3,194
	Comcast Corp. 4.80% 5/15/2033	3,744	3,646
	Comcast Corp. 5.30% 6/1/2034	37,095	37,202
	Comcast Corp. 2.887% 11/1/2051	1,555	971
	Comcast Corp. 5.35% 5/15/2053	850	815
	Comcast Corp. 5.65% 6/1/2054	9,792	9,782
	Connect Finco SARL 6.75% 10/1/2026[1]	17,086	16,505
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	1,400	1,159
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]	3,175	66
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,8]	178	253
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	12,385	11,660
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[3,4]	1,711	1,718
	DISH DBS Corp. 5.875% 11/15/2024	42,275	40,177
	DISH DBS Corp. 7.75% 7/1/2026	5,975	3,715
	DISH Network Corp. 11.75% 11/15/2027[1]	20,200	19,825
	Embarq Corp. 7.995% 6/1/2036	1,955	257
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	23,417	21,503
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	11,709	10,213
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	9,075	7,908
	Gray Television, Inc. 7.00% 5/15/2027[1]	3,871	3,568
	Gray Television, Inc. 10.50% 7/15/2029[1]	26,320	26,487
	Gray Television, Inc. 4.75% 10/15/2030[1]	7,680	4,616
	Gray Television, Inc. 5.375% 11/15/2031[1]	20,795	11,805
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[3,4]	6,720	6,397
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,5,8]	2,000	295
	Meta Platforms, Inc. 4.45% 8/15/2052	40,000	34,508
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	6,603	6,104
	Netflix, Inc. 5.375% 11/15/2029[1]	5,947	6,007
	Netflix, Inc. 4.875% 6/15/2030[1]	237	233
	News Corp. 3.875% 5/15/2029[1]	17,947	16,536
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	13,800	12,282
	PLDT, Inc. 2.50% 1/23/2031	5,500	4,625
	SBA Tower Trust 1.631% 11/15/2026[1]	4,000	3,636
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,500	1,046
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,310	2,175
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	10,305	9,318
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	17,005	14,538
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	31,215	25,505
	Tencent Holdings, Ltd. 3.975% 4/11/2029	2,400	2,282
	Tencent Holdings, Ltd. 3.68% 4/22/2041	593	462
	Tencent Holdings, Ltd. 3.24% 6/3/2050	5,584	3,659
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	1,400	917
	Tencent Holdings, Ltd. 3.84% 4/22/2051	6,423	4,683
	T-Mobile USA, Inc. 4.85% 1/15/2029	4,000	3,951
	T-Mobile USA, Inc. 3.875% 4/15/2030	300	281
	T-Mobile USA, Inc. 2.55% 2/15/2031	20,748	17,618
	T-Mobile USA, Inc. 5.15% 4/15/2034	1,450	1,426
	T-Mobile USA, Inc. 3.40% 10/15/2052	1,160	793
	Univision Communications, Inc. 8.00% 8/15/2028[1]	4,620	4,510
	Univision Communications, Inc. 4.50% 5/1/2029[1]	45,709	38,463
	Univision Communications, Inc. 7.375% 6/30/2030[1]	19,796	18,429
	Univision Communications, Inc. 8.50% 7/31/2031[1]	14,750	14,339
	Verizon Communications, Inc. 1.75% 1/20/2031	10,984	8,892
	Verizon Communications, Inc. 2.55% 3/21/2031	853	725
	Verizon Communications, Inc. 2.355% 3/15/2032	1,125	920
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	765	649
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	610	507
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	725	565
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,535	1,393
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	745	666
	Ziggo BV 4.875% 1/15/2030[1]	730	650
			710,212

American Funds Multi-Sector Income Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 4.75%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	USD14,169	$14,552
	Alpek, SAB de CV 3.25% 2/25/2031	8,300	7,006
	Alpek, SAB de CV 3.25% 2/25/2031[1]	1,100	929
	ArcelorMittal SA 4.25% 7/16/2029	722	691
	ARD Finance SA 6.50% Cash 6/30/2027[1,8]	7,753	1,973
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	32,320	27,387
	ATI, Inc. 4.875% 10/1/2029	12,345	11,556
	ATI, Inc. 7.25% 8/15/2030	4,275	4,419
	ATI, Inc. 5.125% 10/1/2031	6,210	5,747
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	4,175	4,341
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	11,005	10,711
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,102	3,043
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	15,331	15,348
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,924	7,870
	Braskem Idesa SAPI 7.45% 11/15/2029	4,900	3,993
	Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,752
	Braskem Idesa SAPI 6.99% 2/20/2032	29,775	22,609
	Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	4,465
	Braskem Netherlands Finance BV 4.50% 1/10/2028	8,742	7,966
	Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	990
	Braskem Netherlands Finance BV 4.50% 1/31/2030	850	719
	Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	9,551	9,763
	Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	5,375
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	9,535	8,996
	Braskem Netherlands Finance BV 7.25% 2/13/2033	8,200	7,737
	Braskem Netherlands Finance BV 5.875% 1/31/2050[1]	400	296
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	265	238
	Celanese US Holdings, LLC 6.35% 11/15/2028	10,129	10,412
	Celanese US Holdings, LLC 6.379% 7/15/2032	15,286	15,718
	Celanese US Holdings, LLC 6.70% 11/15/2033	5,138	5,402
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	626
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	405	384
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	387	343
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	1,386	1,372
	Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,565	1,515
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	28,295	29,219
	CSN Resources SA 8.875% 12/5/2030[1]	14,500	14,416
	CSN Resources SA 8.875% 12/5/2030	1,693	1,683
	CVR Partners, LP 6.125% 6/15/2028[1]	2,015	1,938
	Dow Chemical Co. (The) 5.15% 2/15/2034	2,922	2,859
	Dow Chemical Co. (The) 5.55% 11/30/2048	2,632	2,499
	Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,278
	Dow Chemical Co. (The) 5.60% 2/15/2054	12,049	11,599
	Eastman Chemical Co. 5.625% 2/20/2034	7,766	7,722
	EIDP, Inc. 4.80% 5/15/2033	15,576	15,032
	Element Solutions, Inc. 3.875% 9/1/2028[1]	11,735	10,795
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	21,829	21,350
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	30,075	31,462
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	145
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	174
	Fresnillo PLC 4.25% 10/2/2050[1]	1,100	811
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	24,788	24,624
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	7,050	7,017
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	20,621	13,550
	LABL, Inc. 6.75% 7/15/2026[1]	430	425
	LABL, Inc. 10.50% 7/15/2027[1]	280	274
	LABL, Inc. 5.875% 11/1/2028[1]	1,540	1,407
	LABL, Inc. 9.50% 11/1/2028[1]	11,405	11,509
	LSB Industries, Inc. 6.25% 10/15/2028[1]	15,000	14,484
	LYB International Finance III, LLC 3.625% 4/1/2051	1,091	751
	Methanex Corp. 5.125% 10/15/2027	2,650	2,558
	Methanex Corp. 5.25% 12/15/2029	760	734
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	2,950	2,976
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,000	2,048
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	9,296	9,768
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,116	1,157
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	8,480	8,121

15	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	USD8,795	$7,763
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	14,410	15,221
	Novelis Corp. 3.25% 11/15/2026[1]	1,190	1,121
	Novelis Corp. 4.75% 1/30/2030[1]	6,326	5,875
	Novelis Corp. 3.875% 8/15/2031[1]	7,021	6,085
	OCI NV 6.70% 3/16/2033[1]	22,616	22,334
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	11,455	11,483
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	22,000	22,395
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	9,000	9,162
	Sasol Financing USA, LLC 5.50% 3/18/2031	20,300	17,136
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	9,870	9,192
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,505	12,718
	Sealed Air Corp. 4.00% 12/1/2027[1]	11,364	10,696
	Sealed Air Corp. 6.125% 2/1/2028[1]	11,690	11,673
	Stillwater Mining Co. 4.00% 11/16/2026[7]	13,060	11,950
	Stillwater Mining Co. 4.50% 11/16/2029[7]	7,510	6,122
	Summit Materials, LLC 6.50% 3/15/2027[1]	270	271
	Summit Materials, LLC 5.25% 1/15/2029[1]	9,355	9,029
	Summit Materials, LLC 7.25% 1/15/2031[1]	7,293	7,561
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	21,128	20,992
	Vale Overseas Ltd. 6.40% 6/28/2054	5,931	5,870
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[3,4,8]	843	851
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[3,4,8]	1,771	1,765
			707,894

Utilities 4.05%
	Aegea Finance SARL 9.00% 1/20/2031[1]	19,530	20,325
	AEP Transmission Co., LLC 5.15% 4/1/2034	1,725	1,687
	AEP Transmission Co., LLC 2.75% 8/15/2051	2,476	1,485
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,757	3,270
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	844	735
	Alabama Power Co. 3.94% 9/1/2032	7,500	6,897
	Alabama Power Co. 5.85% 11/15/2033	3,100	3,228
	Alfa Desarrollo SpA 4.55% 9/27/2051[1]	7,095	5,333
	Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,125	1,851
	American Electric Power Co., Inc. 1.00% 11/1/2025	25	23
	Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,675	3,656
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	205	194
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	175	143
	Consolidated Edison Company of New York, Inc. 5.375% 5/15/2034	2,000	2,011
	Consolidated Edison Company of New York, Inc. 5.70% 5/15/2054	1,000	998
	Constellation Energy Generation, LLC 6.125% 1/15/2034	1,700	1,773
	Constellation Energy Generation, LLC 5.75% 3/15/2054	975	946
	Consumers Energy Co. 3.80% 11/15/2028	2,000	1,911
	Consumers Energy Co. 4.60% 5/30/2029	1,625	1,600
	Consumers Energy Co. 3.60% 8/15/2032	7,969	7,167
	Consumers Energy Co. 4.625% 5/15/2033	18,690	17,906
	DPL, Inc. 4.125% 7/1/2025	7,600	7,470
	DTE Electric Co. 5.20% 3/1/2034	1,800	1,796
	DTE Electric Co. 3.65% 3/1/2052	100	74
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,980	4,735
	Duke Energy Corp. 4.85% 1/5/2029	3,425	3,383
	Duke Energy Corp. 5.75% 9/15/2033	4,000	4,065
	Duke Energy Corp. 5.45% 6/15/2034	2,825	2,793
	Duke Energy Corp. 6.10% 9/15/2053	4,000	4,064
	Duke Energy Florida, LLC 1.75% 6/15/2030	74	61
	Duke Energy Florida, LLC 5.95% 11/15/2052	2,025	2,064
	Duke Energy Progress, LLC 2.00% 8/15/2031	2,925	2,391
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	634
	Edison International 4.125% 3/15/2028	7,492	7,161
	Edison International 5.25% 11/15/2028	25	25
	Edison International 5.45% 6/15/2029	2,025	2,025
	Edison International 6.95% 11/15/2029	3,200	3,404
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,815

American Funds Multi-Sector Income Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	USD14,000	$15,261
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	431
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	173
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	950	786
	Enfragen Energia Sur SA 5.375% 12/30/2030	6,300	5,263
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	3,670	3,500
	Entergy Corp. 2.40% 6/15/2031	543	449
	Entergy Louisiana, LLC 5.35% 3/15/2034	4,720	4,687
	Entergy Louisiana, LLC 5.70% 3/15/2054	2,580	2,542
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	6,500	6,549
	Eversource Energy 1.65% 8/15/2030	4,026	3,249
	Eversource Energy 5.50% 1/1/2034	12,300	12,074
	FirstEnergy Corp. 2.65% 3/1/2030	25,851	22,490
	FirstEnergy Corp. 2.25% 9/1/2030	3,743	3,137
	FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	4,000	3,963
	Florida Power & Light Co. 5.15% 6/15/2029	1,550	1,563
	Florida Power & Light Co. 5.10% 4/1/2033	3,261	3,247
	Florida Power & Light Co. 5.30% 6/15/2034	10,380	10,466
	Florida Power & Light Co. 5.60% 6/15/2054	975	986
	Georgia Power Co. 5.004% 2/23/2027	2,135	2,129
	Georgia Power Co. 4.95% 5/17/2033	11,325	11,049
	Georgia Power Co. 5.25% 3/15/2034	4,475	4,463
	Greenko Dutch BV 3.85% 3/29/2026[1]	3,902	3,686
	Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	4,907
	Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	330
	Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	50	49
	Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,202	3,475
	Light Servicos de Eletricidade SA 4.375% 6/18/2026[5]	9,800	4,786
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	834	802
	Minejesa Capital BV 4.625% 8/10/2030	3,719	3,575
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[3,4]	4,820	4,856
	MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,276
	NextEra Energy Capital Holdings, Inc. 4.90% 3/15/2029	2,000	1,980
	Northern States Power Co. 3.20% 4/1/2052	1,000	667
	Pacific Gas and Electric Co. 2.95% 3/1/2026	258	247
	Pacific Gas and Electric Co. 2.10% 8/1/2027	17,728	16,003
	Pacific Gas and Electric Co. 3.00% 6/15/2028	1,124	1,028
	Pacific Gas and Electric Co. 4.65% 8/1/2028	125	121
	Pacific Gas and Electric Co. 4.55% 7/1/2030	18,419	17,464
	Pacific Gas and Electric Co. 2.50% 2/1/2031	16,588	13,682
	Pacific Gas and Electric Co. 3.25% 6/1/2031	4,432	3,813
	Pacific Gas and Electric Co. 4.40% 3/1/2032	5,564	5,092
	Pacific Gas and Electric Co. 6.15% 1/15/2033	1,888	1,919
	Pacific Gas and Electric Co. 6.40% 6/15/2033	17,580	18,170
	Pacific Gas and Electric Co. 3.30% 8/1/2040	920	656
	Pacific Gas and Electric Co. 4.95% 7/1/2050	4,845	4,007
	Pacific Gas and Electric Co. 3.50% 8/1/2050	9,135	5,970
	Pacific Gas and Electric Co. 6.70% 4/1/2053	86	90
	PacifiCorp 5.30% 2/15/2031	6,225	6,207
	PacifiCorp 5.45% 2/15/2034	9,900	9,784
	PacifiCorp 3.30% 3/15/2051	2,075	1,343
	PacifiCorp 2.90% 6/15/2052	1,249	737
	PacifiCorp 5.35% 12/1/2053	15,509	14,085
	PacifiCorp 5.50% 5/15/2054	20,156	18,741
	PacifiCorp 5.80% 1/15/2055	11,085	10,743
	PG&E Corp. 5.00% 7/1/2028	1,610	1,551
	PG&E Corp. 5.25% 7/1/2030	21,900	20,932
	Public Service Company of Colorado 1.90% 1/15/2031	2,829	2,303
	Public Service Company of Colorado 1.875% 6/15/2031	6,542	5,237
	Public Service Company of Colorado 5.35% 5/15/2034	3,600	3,571
	Public Service Company of Colorado 4.10% 6/15/2048	400	306
	Public Service Company of Colorado 3.20% 3/1/2050	900	593
	Public Service Company of Colorado 2.70% 1/15/2051	1,025	606
	Public Service Company of Colorado 5.25% 4/1/2053	4,215	3,856
	Public Service Company of Colorado 5.75% 5/15/2054	636	629

17	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Public Service Electric and Gas Co. 3.10% 3/15/2032	USD1,825	$1,594
	Public Service Electric and Gas Co. 3.00% 3/1/2051	950	623
	Southern California Edison Co. 0.975% 8/1/2024	2,240	2,230
	Southern California Edison Co. 4.70% 6/1/2027	16,176	15,956
	Southern California Edison Co. 3.65% 3/1/2028	209	198
	Southern California Edison Co. 5.65% 10/1/2028	6,645	6,762
	Southern California Edison Co. 4.20% 3/1/2029	3,200	3,064
	Southern California Edison Co. 2.85% 8/1/2029	1,280	1,150
	Southern California Edison Co. 2.50% 6/1/2031	10,829	9,095
	Southern California Edison Co. 5.45% 6/1/2031	4,825	4,861
	Southern California Edison Co. 2.75% 2/1/2032	3,400	2,870
	Southern California Edison Co. 5.20% 6/1/2034	15,624	15,262
	Southern California Edison Co. 3.60% 2/1/2045	1,000	732
	Southern California Edison Co. 3.65% 2/1/2050	5,724	4,073
	Southern California Edison Co. 3.45% 2/1/2052	239	162
	Southwestern Electric Power Co. 3.25% 11/1/2051	3,775	2,386
	Southwestern Public Service Co. 6.00% 6/1/2054	3,575	3,568
	State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043	2,800	2,560
	State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044	2,000	1,941
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	16,668	17,785
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[3,4]	4,410	4,453
	Union Electric Co. 2.625% 3/15/2051	1,880	1,123
	Virginia Electric & Power 2.30% 11/15/2031	1,250	1,031
	Wisconsin Power and Light Co. 1.95% 9/16/2031	2,240	1,792
	Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,079
	Xcel Energy, Inc. 1.75% 3/15/2027	578	526
	Xcel Energy, Inc. 2.35% 11/15/2031	1,660	1,344
	Xcel Energy, Inc. 4.60% 6/1/2032	1,750	1,637
	Xcel Energy, Inc. 5.45% 8/15/2033	19,509	19,177
	Xcel Energy, Inc. 3.50% 12/1/2049	3,874	2,627
			604,092

Real estate 3.93%
	American Tower Corp. 2.95% 1/15/2051	15,000	9,392
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,585	3,443
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	11,770	7,037
	Boston Properties, LP 2.55% 4/1/2032	3,980	3,105
	Boston Properties, LP 2.45% 10/1/2033	5,420	4,018
	Boston Properties, LP 6.50% 1/15/2034	20,469	20,833
	Brandywine Operating Partnership, LP 8.875% 4/12/2029	9,610	10,020
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	8,480	8,313
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,780	3,521
	COPT Defense Properties, LP 2.75% 4/15/2031	10,000	8,275
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	3,240	2,732
	Crown Castle, Inc. 5.00% 1/11/2028	6,796	6,716
	Crown Castle, Inc. 5.80% 3/1/2034	19,842	20,054
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,150	3,146
	Equinix, Inc. 1.45% 5/15/2026	1,560	1,449
	Equinix, Inc. 2.90% 11/18/2026	68	64
	Equinix, Inc. 1.55% 3/15/2028	105	92
	Equinix, Inc. 3.20% 11/18/2029	75	68
	Equinix, Inc. 2.15% 7/15/2030	15,210	12,759
	Equinix, Inc. 3.40% 2/15/2052	819	562
	FibraSOMA 4.375% 7/22/2031[1]	3,933	3,149
	Highwoods Realty, LP 7.65% 2/1/2034	28,250	30,420
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	2,931	2,789
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	10,170	9,106
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	12,265	10,572
	Hudson Pacific Properties, LP 4.65% 4/1/2029	5,750	4,435
	Hudson Pacific Properties, LP 3.25% 1/15/2030	18,550	12,834
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	2,185	2,116
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,224	2,132
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	4,555	4,333
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,385	2,155
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	28,655	24,542
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	37,650	31,288

American Funds Multi-Sector Income Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD34,675	$28,387
	Kilroy Realty, LP 2.50% 11/15/2032	2,724	2,043
	Kilroy Realty, LP 2.65% 11/15/2033	7,563	5,559
	Kilroy Realty, LP 6.25% 1/15/2036	17,671	16,787
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[1]	21,884	20,232
	MPT Operating Partnership, LP 5.25% 8/1/2026	7,000	6,367
	MPT Operating Partnership, LP 5.00% 10/15/2027	17,001	14,057
	MPT Operating Partnership, LP 3.50% 3/15/2031	32,215	21,029
	Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	9,000	8,877
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	11,160	10,476
	Prologis, LP 4.75% 6/15/2033	3,870	3,733
	Prologis, LP 5.125% 1/15/2034	5,490	5,428
	Prologis, LP 5.00% 3/15/2034	12,135	11,873
	Prologis, LP 5.25% 3/15/2054	2,320	2,194
	Public Storage Operating Co. 1.95% 11/9/2028	417	368
	Public Storage Operating Co. 2.25% 11/9/2031	8,155	6,736
	Public Storage Operating Co. 5.35% 8/1/2053	8,552	8,257
	Service Properties Trust 4.75% 10/1/2026	21,745	20,394
	Service Properties Trust 4.95% 2/15/2027	9,285	8,445
	Service Properties Trust 3.95% 1/15/2028	26,470	22,197
	Service Properties Trust 8.375% 6/15/2029	7,830	7,704
	Service Properties Trust 4.95% 10/1/2029	23,560	17,897
	Service Properties Trust 4.375% 2/15/2030	20,014	14,157
	Service Properties Trust 8.625% 11/15/2031[1]	12,100	12,624
	Sun Communities Operating, LP 2.70% 7/15/2031	1,000	826
	Sun Communities Operating, LP 4.20% 4/15/2032	14,413	12,931
	VICI Properties, LP 4.625% 6/15/2025[1]	766	757
	VICI Properties, LP 4.75% 2/15/2028	876	856
	VICI Properties, LP 3.875% 2/15/2029[1]	708	655
	VICI Properties, LP 4.95% 2/15/2030	14,510	14,009
	VICI Properties, LP 4.125% 8/15/2030[1]	192	175
	VICI Properties, LP 5.125% 5/15/2032	6,694	6,382
	VICI Properties, LP 5.625% 5/15/2052	1,537	1,385
	Vornado Realty, LP 2.15% 6/1/2026	4,672	4,311
	XHR, LP 4.875% 6/1/2029[1]	2,120	1,989
			585,567

Consumer staples 3.69%
	7-Eleven, Inc. 0.95% 2/10/2026[1]	255	238
	7-Eleven, Inc. 1.30% 2/10/2028[1]	149	130
	7-Eleven, Inc. 1.80% 2/10/2031[1]	13,213	10,588
	7-Eleven, Inc. 2.50% 2/10/2041[1]	900	588
	7-Eleven, Inc. 2.80% 2/10/2051[1]	10,815	6,453
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,185	2,868
	Altria Group, Inc. 3.70% 2/4/2051	3,567	2,413
	Anheuser-Busch Companies, LLC 4.90% 2/1/2046	90	83
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,325	3,301
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,603	1,419
	Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	180	154
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	1,100	1,109
	B&G Foods, Inc. 5.25% 4/1/2025	1,352	1,348
	B&G Foods, Inc. 5.25% 9/15/2027	6,105	5,662
	B&G Foods, Inc. 8.00% 9/15/2028[1]	9,125	9,284
	BAT Capital Corp. 5.834% 2/20/2031	1,084	1,100
	BAT Capital Corp. 2.726% 3/25/2031	2,750	2,320
	BAT Capital Corp. 6.421% 8/2/2033	5,578	5,834
	BAT Capital Corp. 6.00% 2/20/2034	10,000	10,121
	BAT Capital Corp. 5.65% 3/16/2052	2,375	2,123
	BAT Capital Corp. 7.081% 8/2/2053	32,423	34,502
	Campbell Soup Co. 5.20% 3/21/2029	1,925	1,927
	Campbell Soup Co. 5.40% 3/21/2034	14,058	13,971
	Central Garden & Pet Co. 4.125% 10/15/2030	3,600	3,212
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	18,275	16,135
	Coca-Cola Co. 5.00% 5/13/2034	9,775	9,812
	Coca-Cola Co. 5.30% 5/13/2054	900	894
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	17,146	17,308
	Conagra Brands, Inc. 1.375% 11/1/2027	5,125	4,517

19	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Conagra Brands, Inc. 5.30% 11/1/2038	USD2	$2
	Constellation Brands, Inc. 2.875% 5/1/2030	1,040	918
	Constellation Brands, Inc. 2.25% 8/1/2031	20,750	17,040
	Constellation Brands, Inc. 4.75% 5/9/2032	2,834	2,726
	Constellation Brands, Inc. 4.90% 5/1/2033	1,657	1,601
	Coty, Inc. 6.625% 7/15/2030[1]	8,115	8,242
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,970	16,697
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	3,840	3,478
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	6,530	6,753
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[3,4]	3,080	3,107
	Imperial Brands Finance PLC 5.875% 7/1/2034[1]	25,000	24,516
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,929
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	11,345	9,875
	InRetail Consumer 3.25% 3/22/2028[1]	1,100	995
	J. M. Smucker Co. (The) 6.20% 11/15/2033	4,956	5,207
	J. M. Smucker Co. (The) 6.50% 11/15/2043	1,812	1,909
	J. M. Smucker Co. (The) 6.50% 11/15/2053	4,877	5,246
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	5,360	5,489
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	10,166	10,520
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	10,000	9,603
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,985	7,256
	MARB BondCo PLC 3.95% 1/29/2031	21,365	17,773
	MARB BondCo PLC 3.95% 1/29/2031[1]	2,577	2,144
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	12,895	13,326
	Minerva Luxembourg SA 8.875% 9/13/2033	6,000	6,200
	Natura &Co Luxembourg Holdings SARL 4.125% 5/3/2028[1]	3,800	3,478
	Natura &Co Luxembourg Holdings SARL 4.125% 5/3/2028	2,400	2,197
	NBM US Holdings, Inc. 6.625% 8/6/2029[7]	500	494
	PepsiCo Singapore Financing I Pte., Ltd. 4.70% 2/16/2034	2,000	1,951
	PepsiCo, Inc. 1.625% 5/1/2030	6	5
	PepsiCo, Inc. 1.40% 2/25/2031	34	27
	PepsiCo, Inc. 1.95% 10/21/2031	21,349	17,543
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	4,105	4,019
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	8,162	7,436
	Philip Morris International, Inc. 5.125% 2/13/2031	728	720
	Philip Morris International, Inc. 5.75% 11/17/2032	8,756	8,944
	Philip Morris International, Inc. 5.375% 2/15/2033	31,210	31,006
	Philip Morris International, Inc. 5.625% 9/7/2033	15,600	15,743
	Philip Morris International, Inc. 5.25% 2/13/2034	15,104	14,824
	Post Holdings, Inc. 5.625% 1/15/2028[1]	7,370	7,262
	Post Holdings, Inc. 5.50% 12/15/2029[1]	3,355	3,239
	Post Holdings, Inc. 4.625% 4/15/2030[1]	12,811	11,780
	Post Holdings, Inc. 6.25% 2/15/2032[1]	8,143	8,164
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	5,345	5,203
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	5,985	5,214
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	7,300	6,426
	TreeHouse Foods, Inc. 4.00% 9/1/2028	20,180	18,145
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	1,359	1,228
	US Foods, Inc. 4.625% 6/1/2030[1]	8,185	7,609
	Walmart, Inc. 4.10% 4/15/2033	10,634	10,135
	Walmart, Inc. 4.50% 4/15/2053	3,500	3,100
			550,858

Information technology 2.97%
	Analog Devices, Inc. 5.05% 4/1/2034	2,329	2,321
	Analog Devices, Inc. 2.95% 10/1/2051	3,709	2,430
	Analog Devices, Inc. 5.30% 4/1/2054	1,074	1,049
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	734	692
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	586	549
	Broadcom Corp. 3.875% 1/15/2027	53	51
	Broadcom, Inc. 4.15% 11/15/2030	24	23
	Broadcom, Inc. 4.15% 4/15/2032[1]	7	7
	Broadcom, Inc. 3.419% 4/15/2033[1]	8,660	7,469
	Broadcom, Inc. 3.469% 4/15/2034[1]	18,602	15,864
	Cisco Systems, Inc. 4.85% 2/26/2029	19,614	19,616
	Cisco Systems, Inc. 4.95% 2/26/2031	18,659	18,649

American Funds Multi-Sector Income Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Cisco Systems, Inc. 5.05% 2/26/2034	USD34,290	$34,277
	Cisco Systems, Inc. 5.30% 2/26/2054	140	137
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	8,650	8,313
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	35,520	34,490
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	14,625	14,916
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[3,4]	24,736	24,746
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	15,377	12,548
	CommScope, Inc. 6.00% 3/1/2026[1]	10,640	9,350
	CommScope, Inc. 8.25% 3/1/2027[1]	5,781	2,749
	CommScope, Inc. 7.125% 7/1/2028[1]	3,603	1,497
	CommScope, Inc. 4.75% 9/1/2029[1]	7,000	4,864
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[3,4]	3,894	3,517
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,3,4]	16,087	16,667
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4,7]	16,469	16,551
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,4,7]	181	182
	Gartner, Inc. 4.50% 7/1/2028[1]	3,270	3,154
	Gartner, Inc. 3.625% 6/15/2029[1]	5,330	4,886
	Gartner, Inc. 3.75% 10/1/2030[1]	7,790	6,993
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	34,700	35,366
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,441	671
	Intel Corp. 5.15% 2/21/2034	10,105	9,983
	Intel Corp. 5.60% 2/21/2054	5,792	5,616
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	17,950	18,299
	Microchip Technology, Inc. 5.05% 3/15/2029	15,325	15,206
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	1,190	1,155
	NCR Atleos Corp. 9.50% 4/1/2029[1]	23,329	25,234
	ServiceNow, Inc. 1.40% 9/1/2030	8,917	7,243
	Texas Instruments, Inc. 4.60% 2/8/2029	2,700	2,686
	Texas Instruments, Inc. 4.85% 2/8/2034	11,471	11,372
	UKG, Inc. 6.875% 2/1/2031[1]	31,100	31,512
	Unisys Corp. 6.875% 11/1/2027[1]	535	470
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,7]	10,655	10,369
			443,739
	Total corporate bonds, notes & loans		10,378,208
Mortgage-backed obligations 10.07%
Commercial mortgage-backed securities 8.59%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[4,10]	12,673	11,808
	Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.718% 5/15/2053[4,10]	500	443
	Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.985% 7/15/2049[4,10]	3,560	3,361
	Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]	10	10
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[4,10]	9,699	10,159
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[4,10]	5,948	6,073
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.936% 11/15/2032[4,10]	8,333	8,177
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.936% 11/15/2032[4,10]	7,500	7,115
	Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.622% 12/15/2052[4,10]	6,986	5,732
	Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]	10	9
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.326% 8/15/2055[4,10]	5,250	4,751
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]	5,618	5,650
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[4,10]	1,535	1,522
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[4,10]	13,148	12,893
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.999% 8/15/2056[4,10]	7,654	8,061
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.999% 8/15/2056[4,10]	6,801	7,047
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.559% 9/15/2056[4,10]	12,718	13,131
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.858% 12/15/2056[4,10]	7,419	7,794
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[4,10]	6,574	6,945
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 7.199% 5/15/2057[4,10]	3,921	3,997
	Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.142% 9/15/2060[4,10]	2,522	2,109

21	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	USD4,000	$3,257
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.357% 5/15/2062[4,10]	2,000	1,518
	Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,10]	3,865	3,232
	Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[4,10]	6,257	4,802
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]	9,265	7,443
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,10]	3,000	2,891
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,4,10]	2,000	1,923
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.248% 3/15/2037[1,4,10]	3,396	3,215
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]	11,003	10,194
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[4,10]	12,328	11,862
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,10]	14,763	14,938
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[4,10]	1,954	1,986
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[4,10]	6,078	6,008
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,10]	19,000	19,311
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[4,10]	6,586	6,450
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.363% 11/15/2056[4,10]	2,283	2,426
	Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.703% 12/15/2056[4,10]	9,755	10,313
	Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class C, 7.703% 12/15/2056[4,10]	3,395	3,521
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[10]	759	742
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,10]	1,617	1,583
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,10]	6,536	6,733
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,10]	3,933	3,971
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[10]	12,887	13,338
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]	25	24
	Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.425% 2/15/2051[4,10]	3,000	2,654
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]	10	9
	Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]	1,445	1,263
	Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]	10	10
	Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]	5,500	4,172
	Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054[4,10]	7,500	5,792
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[4,10]	7,000	6,161
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.592% 5/15/2055[4,10]	12,266	9,654
	Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.592% 5/15/2055[4,10]	2,000	1,655
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[4,10]	11,487	11,755
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[4,10]	9,404	9,530
	Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]	7,500	6,628
	Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,10]	22,618	23,281
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,10]	10,487	10,530
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,10]	6,492	5,749
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[10]	6,493	6,644
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[4,10]	8,813	8,949
	Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.709% 11/15/2056[4,10]	7,698	7,963
	Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.709% 11/15/2056[4,10]	5,821	6,138
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[4,10]	7,144	7,391
	Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.661% 12/15/2056[4,10]	2,900	3,063
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[10]	1,802	1,799
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[10]	4,705	4,835
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[4,10]	1,155	1,176
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]	20	18

American Funds Multi-Sector Income Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.907% 3/15/2041[1,4,10]	USD6,742	$6,701
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.591% 2/15/2056[4,10]	3,081	3,050
	BMO Mortgage Trust, Series 2023-C5, Class B, 6.697% 6/15/2056[4,10]	6,244	6,494
	BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[4,10]	2,161	2,211
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,10]	10,516	10,794
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[4,10]	4,437	4,502
	BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,10]	3,625	3,791
	BMO Mortgage Trust, Series 2023-5C2, Class C, 7.485% 11/15/2056[4,10]	2,982	3,096
	BMO Mortgage Trust, Series 2023-C7, Class C, 7.36% 12/15/2056[4,10]	2,790	2,939
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,10]	666	557
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,10]	3,718	3,802
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,10]	2,453	2,496
	BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[4,10]	2,370	2,400
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.254% 5/15/2057[4,10]	9,404	9,593
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.56% 7/15/2057[4,10]	6,165	6,350
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.60% 7/15/2057[4,10]	9,528	9,528
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.718% 6/15/2041[1,4,10]	10,032	9,992
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.648% 5/15/2039[1,4,10]	2,694	2,692
	BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.47% 6/15/2027[1,4,10]	10,000	10,041
	BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 8.209% 7/15/2029[1,4,10]	9,513	9,494
	BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 1/15/2034[1,4,10]	3,065	3,029
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.269% 5/15/2034[1,4,10]	8,092	8,118
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 7.79% 5/15/2034[1,4,10]	7,500	7,505
	BX Trust, Series 2021-SDMF, Class B, (1-month USD CME Term SOFR + 0.852%) 6.181% 9/15/2034[1,4,10]	2,878	2,818
	BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.331% 9/15/2034[1,4,10]	2,014	1,969
	BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.83% 9/15/2034[1,4,10]	1,919	1,867
	BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.03% 9/15/2034[1,4,10]	1,390	1,351
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,4,10]	1,733	1,713
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,4,10]	2,696	2,659
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.093% 9/15/2036[1,4,10]	4,410	4,348
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.443% 9/15/2036[1,4,10]	7,510	7,421
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,4,10]	1,992	1,969
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,4,10]	10,749	10,606
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,4,10]	1,992	1,960
	BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.339% 10/15/2036[1,4,10]	2,810	2,761
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.168% 4/15/2037[1,4,10]	583	582
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,4,10]	716	707
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,4,10]	646	638
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,4,10]	8,179	8,080
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,4,10]	11,495	11,371
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,4,10]	1,851	1,826

23	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,4,10]	USD2,813	$2,778
	BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.64% 11/15/2038[1,4,10]	1,372	1,356
	BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 7.169% 2/15/2039[1,4,10]	3,000	2,957
	BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.29% 2/15/2039[1,4,10]	2,372	2,340
	BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.419% 2/15/2039[1,4,10]	4,000	3,912
	BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.278% 8/15/2039[1,4,10]	8,941	8,939
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.026% 8/15/2039[1,4,10]	7,759	7,766
	BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.022% 8/15/2039[1,4,10]	7,633	7,640
	BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.989% 10/15/2039[1,4,10]	7,744	7,762
	BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.539% 10/15/2039[1,4,10]	14,650	14,700
	BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.389% 10/15/2039[1,4,10]	1,828	1,836
	BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]	1,090	971
	BX Trust, Series 2019-OC11, Class D, 4.075% 12/9/2041[1,4,10]	2,326	2,062
	BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,10]	5,150	4,489
	BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,10]	4,948	4,376
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.421% 3/15/2035[1,4,10]	13,740	13,652
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.517% 3/15/2035[1,4,10]	2,485	2,450
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]	10	9
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.479% 9/15/2028[1,4,10]	11,978	12,069
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.572% 7/10/2028[1,4,10]	13,008	12,481
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,4,10]	28,218	27,313
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,10]	2,450	2,411
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,10]	1,790	1,710
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]	438	436
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,10]	3,964	3,899
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]	7,892	7,734
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.566% 2/10/2048[4,10]	3,656	3,500
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.274% 4/10/2048[4,10]	2,660	2,514
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]	1,835	1,553
	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 5.037% 5/15/2054[4,10]	3,000	2,597
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]	290	285
	Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,10]	6,000	4,575
	Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[10]	162	155
	Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.053% 4/10/2047[4,10]	460	430
	Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[4,10]	381	376
	Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]	108	103
	Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]	99	99
	Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[4,10]	950	938
	Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.581% 12/10/2047[4,10]	605	545
	Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.613% 10/10/2048[4,10]	8,035	7,620
	Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.613% 10/10/2048[4,10]	860	773

American Funds Multi-Sector Income Fund	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]	USD25	$23
	Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]	250	243
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.919% 8/12/2043[1,4,10]	2,000	1,790
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,10]	19,597	16,646
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,10]	22,681	22,578
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,4,10]	4,080	4,175
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,10]	2,040	2,044
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,4,10]	1,834	1,838
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,4,10]	348	347
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,4,10]	2,180	2,176
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,4,10]	7,899	7,903
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[4,10]	7,432	7,412
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[4,10]	2,917	2,848
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class C, 3.75% 12/10/2036[1,10]	500	491
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,4,10]	5,455	5,322
	FS Commercial Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039[1,4,10]	9,193	9,524
	FS Commerical Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039[1,4,10]	6,000	6,242
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.72% 3/15/2039[1,4,10]	9,249	9,262
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.219% 3/15/2039[1,4,10]	7,434	7,455
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,10]	7,337	7,190
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,10]	9,423	9,221
	GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041[1,4,10]	13,520	13,302
	GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]	200	194
	GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051[4,10]	4,000	3,663
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[10]	3,364	2,698
	Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.786% 5/15/2038[1,4,10]	4,000	3,985
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.27% 5/15/2037[1,4,10]	10,000	10,012
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.769% 5/15/2037[1,4,10]	6,639	6,639
	Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]	1,230	1,163
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,4,10]	3,152	3,167
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,4,10]	3,846	3,885
	INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.615% 8/15/2037[1,4,10]	7,882	7,914
	INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.014% 8/15/2037[1,4,10]	3,120	3,135
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,750	1,466
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,10]	437	353
	LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.823% 3/10/2050[1,4,10]	1,725	1,481
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[1,4,10]	795	793
	LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.20% 10/15/2038[1,4,10]	5,000	4,974
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,4,10]	1,287	1,277
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[4,10]	1,189	1,180
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]	18,113	17,656
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]	2,311	2,247
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]	3,586	3,392
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.668% 10/15/2048[4,10]	74	70
	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]	45	42

25	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.771% 11/15/2052[4,10]	USD5,300	$4,663
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[4,10]	4,566	4,873
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[4,10]	4,606	4,754
	MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 7.11% 12/15/2056[4,10]	13,301	14,163
	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.252% 12/15/2056[4,10]	2,549	2,655
	Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 8.70% 10/15/2049[1,4,10]	1,297	1,300
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.20% 3/25/2050[1,4,10]	8,687	8,738
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.335% 11/25/2053[1,4,10]	9,288	9,654
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.835% 11/25/2053[1,4,10]	26,635	29,907
	Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.085% 1/25/2051[1,4,10]	2,730	2,758
	Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.335% 11/25/2051[1,4,10]	3,500	3,555
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]	3,558	3,188
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]	3,000	2,571
	ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.98% 10/19/2036[1,4,10]	10,811	10,838
	ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.63% 10/19/2036[1,4,10]	18,716	18,840
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[1,4,10]	6,070	6,051
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,10]	2,350	2,228
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.943% 5/15/2038[1,4,10]	1,834	1,693
	SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 7.243% 5/15/2038[1,4,10]	3,000	2,740
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,4,10]	1,558	1,539
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,4,10]	8,000	7,882
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,4,10]	1,380	1,368
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/2038[1,4,10]	1,478	1,458
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,4,10]	1,987	1,960
	SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.022% 11/15/2038[1,4,10]	2,392	2,359
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.279% 1/15/2039[1,4,10]	15,908	15,614
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.029% 1/15/2039[1,4,10]	10,693	10,463
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.53% 8/15/2050[4,10]	3,165	2,898
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]	1,000	941
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]	3,115	3,032
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]	7,439	7,242
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,10]	6,363	5,942
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]	25	24
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.445% 10/15/2050[4,10]	5,079	4,535
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]	2,903	2,640
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]	2,000	1,634
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	3,561	3,255

American Funds Multi-Sector Income Fund	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[4,10]	USD4,100	$3,963
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.692% 9/15/2058[4,10]	6,750	6,545
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[4,10]	110	106
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.109% 1/15/2059[4,10]	5,760	5,443
	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]	3,560	3,297
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[1,4,10]	15,228	15,283
	WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,4,10]	10,388	10,363
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,4,10]	4,602	4,557
	WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[1,4,10]	8,993	8,923
			1,281,072

Collateralized mortgage-backed obligations (privately originated) 1.48%
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]	952	863
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]	154	140
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]	1,440	1,286
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]	10,901	10,276
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,10]	6,729	6,408
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,10]	1,460	1,433
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,10]	1,060	1,005
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,10]	779	704
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,10]	779	678
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,10]	540	536
	Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]	14,383	13,105
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]	176	168
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]	100	94
	Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]	2,200	2,074
	FARM Mortgage Trust, Series 2024-1, Class B, 5.121% 10/1/2053[1,4,10]	5,028	4,096
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.685% 5/25/2042[1,4,10]	1,400	1,472
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,4,10]	371	376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,4,10]	1,460	1,556
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.60% 7/25/2049[1,4,10]	6,325	7,336
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.95% 9/25/2049[1,4,10]	1,250	1,416
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.25% 2/25/2050[1,4,10]	10,867	11,666
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.80% 6/25/2050[1,4,10]	11,960	15,692
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.45% 7/25/2050[1,4,10]	4,000	5,423
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,4,10]	1,937	2,228
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.45% 8/25/2050[1,4,10]	23,335	31,703
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.827% 10/25/2050[1,4,10]	9,673	13,494
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.985% 12/25/2050[1,4,10]	6,575	7,484
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,10]	2,010	2,009
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,10]	1,628	1,621
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[1,10]	180	180
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[1,10]	1,312	1,331

27	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]	USD9,772	$9,549
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,2,10]	709	696
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]	2,185	2,129
	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]	36	34
	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,10]	100	99
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,10]	5,658	5,023
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,10]	5,689	4,924
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,10]	3,064	2,668
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,10]	2,568	2,215
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,10]	6,913	6,155
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,10]	2,266	1,981
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]	152	149
	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.183% 4/25/2057[1,4,10]	2,400	2,169
	Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]	2,477	2,335
	Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]	3,000	2,486
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	22,184	21,685
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]	904	870
	Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]	1,087	1,098
	VM Fund I, LLC 8.625% 1/15/2028[1,6]	6,661	6,561
			220,679
	Total mortgage-backed obligations		1,501,751
Bonds & notes of governments & government agencies outside the U.S. 7.81%
	Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	15,000	13,434
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,800	10,570
	Abu Dhabi (Emirate of) 3.875% 4/16/2050	22,300	17,780
	Albania (Republic of) 5.90% 6/9/2028	EUR4,300	4,751
	Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,355
	Angola (Republic of) 8.00% 11/26/2029	25,240	22,756
	Angola (Republic of) 8.75% 4/14/2032	24,100	21,389
	Argentine Republic 1.00% 7/9/2029	5,233	3,009
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	40,175	22,719
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]	67,216	28,317
	Brazil (Federative Republic of) 4.75% 1/14/2050	12,300	8,851
	Chile (Republic of) 3.10% 5/7/2041	10,835	7,954
	Colombia (Republic of) 4.50% 3/15/2029	300	274
	Colombia (Republic of) 3.00% 1/30/2030	5,111	4,192
	Colombia (Republic of) 3.25% 4/22/2032	10,720	8,235
	Colombia (Republic of) 8.00% 4/20/2033	16,970	17,601
	Colombia (Republic of) 7.50% 2/2/2034	10,925	10,961
	Colombia (Republic of) 8.00% 11/14/2035	10,805	11,135
	Colombia (Republic of) 7.375% 9/18/2037	300	292
	Colombia (Republic of) 5.625% 2/26/2044	902	694
	Colombia (Republic of) 5.00% 6/15/2045	11,144	7,861
	Colombia (Republic of) 5.20% 5/15/2049	200	141
	Colombia (Republic of) 4.125% 5/15/2051	400	241
	Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,260
	Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,713
	Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,233
	Dominican Republic 5.50% 1/27/2025	1,400	1,400
	Dominican Republic 6.875% 1/29/2026	1,000	1,012
	Dominican Republic 5.95% 1/25/2027	1,650	1,639
	Dominican Republic 5.50% 2/22/2029	2,757	2,670
	Dominican Republic 4.50% 1/30/2030	8,243	7,512
	Dominican Republic 4.50% 1/30/2030[1]	5,789	5,275
	Dominican Republic 7.05% 2/3/2031[1]	1,850	1,905
	Dominican Republic 6.00% 2/22/2033	5,120	4,967
	Dominican Republic 6.00% 2/22/2033[1]	1,285	1,247
	Dominican Republic 5.30% 1/21/2041	1,276	1,086
	Dominican Republic 5.30% 1/21/2041[1]	412	351
	Dominican Republic 5.875% 1/30/2060	21,900	18,635

American Funds Multi-Sector Income Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 5.875% 1/30/2060[1]	USD1,700	$1,447
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,635
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	977
Egypt (Arab Republic of) 5.875% 2/16/2031	14,025	10,917
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	4,380	3,409
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	2,100	1,718
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,227
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,342
Egypt (Arab Republic of) 7.903% 2/21/2048	940	663
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,119
Egypt (Arab Republic of) 8.75% 9/30/2051	7,500	5,666
Egypt (Arab Republic of) 8.15% 11/20/2059	13,605	9,724
Egypt (Arab Republic of) 7.50% 2/16/2061	24,820	16,695
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[5]	4,900	3,552
Export-Import Bank of India 3.25% 1/15/2030	14,100	12,719
Gabonese Republic 6.95% 6/16/2025	7,400	6,801
Gabonese Republic 7.00% 11/24/2031[1]	6,000	4,530
Gabonese Republic 7.00% 11/24/2031	2,200	1,661
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,648
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,453
Ghana (Republic of) 7.75% 4/7/2029[1,5]	3,600	1,844
Ghana (Republic of) 8.125% 3/26/2032[5]	15,400	7,942
Ghana (Republic of) 8.125% 3/26/2032[1,5]	1,500	774
Honduras (Republic of) 6.25% 1/19/2027	17,060	16,227
Honduras (Republic of) 5.625% 6/24/2030	24,048	20,561
Honduras (Republic of) 5.625% 6/24/2030[1]	6,175	5,280
Hungary (Republic of) 6.25% 9/22/2032[1]	4,500	4,648
Indonesia (Republic of) 6.625% 2/17/2037	20,300	22,686
Indonesia (Republic of) 4.625% 4/15/2043	5,800	5,282
Indonesia (Republic of) 6.75% 1/15/2044	575	660
Indonesia (Republic of) 5.125% 1/15/2045	1,515	1,476
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	10,100	9,625
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	2,100	1,885
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	3,108
Kenya (Republic of) 7.25% 2/28/2028	13,400	12,203
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,742
Kenya (Republic of) 8.25% 2/28/2048	200	156
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	9,000	9,167
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	1,070	1,012
Mongolia (State of) 7.875% 6/5/2029	6,662	6,821
Mongolia (State of) 4.45% 7/7/2031	3,290	2,778
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,122
Mozambique (Republic of) 9.00% 9/15/2031	21,360	17,735
Nigeria (Republic of) 7.875% 2/16/2032	42,940	37,185
Nigeria (Republic of) 8.25% 9/28/2051[1]	15,000	11,525
Oman (Sultanate of) 6.75% 10/28/2027	7,350	7,598
Oman (Sultanate of) 5.625% 1/17/2028	11,100	11,104
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	1,430
Panama (Republic of) 7.125% 1/29/2026	200	203
Panama (Republic of) 3.16% 1/23/2030	400	338
Panama (Republic of) 7.50% 3/1/2031	4,410	4,620
Panama (Republic of) 2.252% 9/29/2032	16,300	11,749
Panama (Republic of) 6.875% 1/31/2036	22,190	21,724
Panama (Republic of) 8.00% 3/1/2038	6,580	6,945
Panama (Republic of) 4.50% 4/16/2050	17,000	11,470
Panama (Republic of) 4.30% 4/29/2053	2,800	1,803
Panama (Republic of) 6.853% 3/28/2054	9,000	8,262
Panama (Republic of) 4.50% 4/1/2056	10,000	6,497
Panama (Republic of) 7.875% 3/1/2057	1,800	1,878
Panama (Republic of) 3.87% 7/23/2060	12,550	7,187
Panama (Republic of) 4.50% 1/19/2063	14,545	9,333
Paraguay (Republic of) 4.95% 4/28/2031	8,000	7,668
Paraguay (Republic of) 2.739% 1/29/2033	7,000	5,667
Paraguay (Republic of) 6.00% 2/9/2036[1]	3,874	3,903
Peru (Republic of) 2.783% 1/23/2031	1,200	1,033
Peru (Republic of) 3.00% 1/15/2034	17,390	14,143
Peru (Republic of) 6.55% 3/14/2037	9,500	10,174

29	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (Republic of) 3.55% 3/10/2051	USD1,200	$849
Peru (Republic of) 2.78% 12/1/2060	18,649	10,491
Peru (Republic of) 3.23% 7/28/2121	1,400	798
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,700	8,915
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,195
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	694
Philippines (Republic of) 3.00% 2/1/2028	8,300	7,737
Philippines (Republic of) 1.648% 6/10/2031	1,200	955
Philippines (Republic of) 3.95% 1/20/2040	9,200	7,829
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,026
Philippines (Republic of) 3.20% 7/6/2046	4,800	3,445
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,345
Poland (Republic of) 4.875% 10/4/2033	12,905	12,606
Qatar (State of) 3.75% 4/16/2030[1]	17,100	16,292
Qatar (State of) 4.625% 6/2/2046	1,500	1,376
Qatar (State of) 5.103% 4/23/2048	1,600	1,560
Qatar (State of) 4.817% 3/14/2049	13,600	12,738
Qatar (State of) 4.40% 4/16/2050[1]	7,600	6,660
Republika Srpska 4.75% 4/27/2026	EUR835	860
Romania 5.375% 3/22/2031	18,105	19,276
Romania 2.00% 1/28/2032	7,500	6,286
Romania 2.00% 1/28/2032	3,300	2,766
Romania 2.00% 4/14/2033	2,720	2,190
Romania 6.375% 1/30/2034[1]	USD12,694	12,844
Romania 3.50% 4/3/2034	EUR30	27
Romania 5.125% 6/15/2048	USD2,900	2,421
Romania 5.125% 6/15/2048[1]	300	250
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	10,800	10,617
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	14,700	12,971
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	33,600	32,827
Senegal (Republic of) 4.75% 3/13/2028	EUR4,500	4,463
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,488
Senegal (Republic of) 5.375% 6/8/2037	680	532
Senegal (Republic of) 6.75% 3/13/2048	USD34,700	25,136
South Africa (Republic of) 4.30% 10/12/2028	10,910	10,023
South Africa (Republic of) 5.875% 4/20/2032	10,600	9,852
South Africa (Republic of) 6.25% 3/8/2041	4,805	4,110
South Africa (Republic of) 5.00% 10/12/2046	7,500	5,302
South Africa (Republic of) 5.65% 9/27/2047	10,625	8,047
South Africa (Republic of) 6.30% 6/22/2048	12,200	9,959
South Africa (Republic of) 5.75% 9/30/2049	8,740	6,614
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[5]	14,029	8,148
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,505
Turkey (Republic of) 5.875% 6/26/2031	30,250	27,892
Turkey (Republic of) 6.50% 9/20/2033	2,000	1,883
Turkey (Republic of) 6.00% 1/14/2041	16,200	13,486
Turkey (Republic of) 4.875% 4/16/2043	16,700	11,853
Ukraine 7.75% 9/1/2029[5]	200	62
United Mexican States 3.75% 1/11/2028	200	190
United Mexican States 4.50% 4/22/2029	18,100	17,365
United Mexican States 2.659% 5/24/2031	649	534
United Mexican States 4.75% 4/27/2032	18,520	17,138
United Mexican States 6.00% 5/7/2036	9,710	9,478
United Mexican States 6.05% 1/11/2040	13,600	13,177
United Mexican States 4.75% 3/8/2044	200	161
United Mexican States 5.00% 4/27/2051	1,200	964
United Mexican States 6.338% 5/4/2053	8,095	7,653
United Mexican States 6.40% 5/7/2054	5,000	4,773
United Mexican States 3.75% 4/19/2071	4,770	2,878
		1,165,005

American Funds Multi-Sector Income Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 5.90%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.94% 4/15/2034[1,4,10]	USD2,500	$2,520
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,10]	2,055	2,098
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,10]	2,553	2,639
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]	2,000	1,963
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]	1,663	1,659
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]	14,180	14,240
ARES CLO, Ltd., Series 2013-2, Class DR2, (3-month USD CME Term SOFR + 3.511%) 8.836% 10/28/2034[1,4,10]	3,000	3,005
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]	10,000	9,608
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	100	96
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]	1,062	980
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]	551	508
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]	8,000	7,266
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]	3,841	3,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]	9,363	9,503
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.485% 4/25/2034[1,4,10]	4,500	4,447
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	278	273
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	300	294
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]	4,733	4,351
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]	1,420	1,175
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]	1,947	1,745
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	591	527
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[10]	3,699	3,688
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[10]	7,182	7,197
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]	148	139
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,336	2,086
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	251	235
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	310	270
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	94	86
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]	14,456	14,253
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,10]	10,706	10,756
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	173	158
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	224	205
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,10]	15,225	15,263
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]	6,000	5,921
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,10]	1,176	1,176
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,10]	589	592
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]	3,377	3,393
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,10]	8,000	8,815
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,10]	3,100	3,172
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]	6,000	5,943
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]	8,000	7,882
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]	10,000	10,311
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,10]	3,920	4,019
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,10]	4,519	4,671
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,10]	1,449	1,453
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,10]	2,454	2,466

31	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,10]	USD2,411	$2,431
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]	84	84
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,10]	309	309
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,10]	5	5
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]	100	98
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,10]	78	78
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]	277	270
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,10]	9,464	9,540
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,10]	9,784	10,020
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]	111	99
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,10]	10	10
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]	106	104
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,10]	9,863	10,961
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,10]	4,243	4,471
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,10]	12,466	13,282
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,10]	18,459	19,276
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,10]	29,214	30,876
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,10]	10,258	10,339
Exeter Automobile Receivables Trust, Series 2024-3, Class E, 7.84% 10/15/2031[1,10]	5,000	5,030
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,10]	9,081	9,175
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	300	290
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.326% 4/23/2036[1,4,10]	13,282	13,450
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]	90	81
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]	2,197	1,830
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 10.575% 7/20/2036[1,4,10]	2,000	2,055
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]	1,334	1,187
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	258	245
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	291	271
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]	551	488
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,10]	3,017	3,024
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,10]	2,728	2,753
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,10]	3,100	3,242
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,10]	6,660	7,084
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,10]	9,318	9,379
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,10]	2,400	2,426
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 6.81% 4/25/2035[1,4,10]	269	266
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,10]	10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,10]	2,688	2,684
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	750
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,10]	6,769	6,802
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,10]	10,000	10,085
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,10]	9,556	8,581
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,10]	7,762	7,941
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,10]	4,937	5,088
Hertz Vehicle Financing, LLC, Series 2021-1, Class D, 3.98% 12/26/2025[1,10]	2,750	2,714
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,10]	27,490	24,611
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.543% 10/20/2034[1,4,10]	3,000	3,009
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]	751	742
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]	3,556	3,574
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]	958	958
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.336% 4/20/2033[1,4,10]	3,829	3,753
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.988% 11/16/2034[1,4,10]	2,000	1,986
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,7,10]	20,015	20,001
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,7,10]	3,200	3,197
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[6,7,10]	13,940	14,057
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,7,10]	10,745	10,831
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[6,7,10]	5,000	5,040
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,10]	5,122	5,161
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,10]	17,200	17,469

American Funds Multi-Sector Income Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,10]	USD6,240	$6,270
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,10]	16,499	16,585
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,10]	15,142	15,184
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,10]	1,597	1,596
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,10]	5,435	5,436
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,10]	5,700	5,696
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	3,359	3,025
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	764	687
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,525
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	4,050	3,613
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,10]	15,283	15,682
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,10]	908	916
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,10]	1,578	1,605
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]	2,365	2,269
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]	937	869
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.574% 10/25/2036[1,4,10]	5,133	5,149
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.474% 10/25/2036[1,4,10]	4,162	4,275
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 10.075% 7/20/2031[1,4,10]	9,728	9,740
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]	5,191	5,181
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030[1,10]	10,170	10,557
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,10]	2,050	2,050
Rad CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.917% 4/17/2036[1,4,10]	13,000	13,030
Rad CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.327% 7/20/2036[1,4,10]	10,880	11,156
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]	4,670	4,646
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	13,829	13,686
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]	2,589	2,574
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]	1,100	1,102
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]	2,418	2,392
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,10]	7,030	7,104
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	260	230
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]	5,111	4,409
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]	4,078	3,518
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,10]	10,954	11,570
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]	1,925	1,809
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]	12,650	12,082
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,10]	30,596	31,373
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]	21,000	20,978
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]	12,789	12,722
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	2,456	2,199
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]	1,263	1,184
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]	1,349	1,246
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]	882	819
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	846	767
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	2,006	1,895
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]	2,061	1,899
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	309	284
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,10]	270	238
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]	978	903
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]	1,602	1,394
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	300	274
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]	2,631	2,300
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,10]	11,000	11,114
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.786% 4/20/2034[1,4,10]	6,268	6,278
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 9.236% 4/20/2034[1,4,10]	6,641	6,661

33	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,10]	USD11,932	$11,972
	Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]	17,928	18,187
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,10]	6,642	6,696
			879,902
U.S. Treasury bonds & notes 1.87%
U.S. Treasury 1.87%
	U.S. Treasury 4.625% 6/30/2025	756	752
	U.S. Treasury 4.625% 6/30/2026	15,569	15,539
	U.S. Treasury 4.375% 8/15/2026	2,412	2,396
	U.S. Treasury 4.625% 11/15/2026	534	534
	U.S. Treasury 4.625% 6/15/2027	19,798	19,853
	U.S. Treasury 3.625% 3/31/2028	15	14
	U.S. Treasury 4.00% 1/31/2029	10,432	10,270
	U.S. Treasury 4.25% 2/28/2029	1,466	1,459
	U.S. Treasury 4.50% 5/31/2029	2,166	2,181
	U.S. Treasury 4.25% 6/30/2029	74,600	74,262
	U.S. Treasury 4.625% 5/31/2031	2,165	2,200
	U.S. Treasury 4.125% 11/15/2032	2	2
	U.S. Treasury 4.00% 2/15/2034	1,290	1,252
	U.S. Treasury 4.375% 5/15/2034	42,763	42,780
	U.S. Treasury 4.25% 5/15/2039	1,333	1,303
	U.S. Treasury 4.625% 5/15/2044[11]	53,632	53,530
	U.S. Treasury 4.00% 11/15/2052	2,477	2,257
	U.S. Treasury 4.75% 11/15/2053	1,898	1,963
	U.S. Treasury 4.25% 2/15/2054[11]	48,201	45,918
	Total U.S. Treasury bonds & notes		278,465
Municipals 0.45%
California 0.07%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,490	1,215
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,235	1,712
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,975	6,979
			9,906

Florida 0.00%
	County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	62

Illinois 0.03%
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	155
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	4,020	3,535
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	85	83
	Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,810	372
			4,145

Kansas 0.00%
	City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	395	384

Ohio 0.04%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	6,255	5,492

Puerto Rico 0.22%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[5]	60	30
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	145	73
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[5]	700	351

American Funds Multi-Sector Income Fund	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[5]	USD90	$45
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[5]	1,415	709
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[5]	2,000	1,003
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[5]	140	70
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[5]	1,595	799
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[5]	550	276
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[5]	65	33
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[5]	80	40
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[5]	45	23
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026	155	78
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[5]	2,975	1,499
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[5]	485	244
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[5]	1,680	846
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[5]	460	232
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[5]	1,240	625
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[5]	4,560	2,297
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[5]	455	229
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[5]	415	209
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[5]	2,595	1,307
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	1,700	856
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[2,5]	2,315	1,160
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	20	10
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[5]	520	261
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[5]	4,865	2,439
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[5]	1,000	504
	G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	977	986
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,011
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,023
	G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,029
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	881
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	776
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	653
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	861
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	869
	G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	143	143
	G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,129	755
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	3,878	2,380
	Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,745	4,768
			32,383

Texas 0.08%
	Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	12,500	12,654

Washington 0.01%
	Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	1,915	1,967
	Total municipals		66,993
	Total bonds, notes & other debt instruments (cost: $14,240,585,000)		14,270,324
Convertible bonds & notes 0.00%
Communication services 0.00%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	1,078	674
	Total convertible bonds & notes (cost: $664,000)		674

Common stocks 0.45%		Shares
Utilities 0.13%
	Talen Energy Corp.[12]	176,882	19,637

35	American Funds Multi-Sector Income Fund

Common stocks (continued)		Shares	Value (000)

Information technology 0.11%
	Diebold Nixdorf, Inc.[12]	432,997	$16,662

Energy 0.07%
	Chesapeake Energy Corp.	75,595	6,213
	FORESEA Holding SA, Class C, nonvoting shares[12]	100,536	2,513
	FORESEA Holding SA, Class B12	12,196	305
	Exxon Mobil Corp.	12,699	1,462
	Mesquite Energy, Inc.[6,12]	126	7
			10,500

Consumer discretionary 0.05%
	Party City Holdco, Inc.[6,12]	394,088	6,865
	Party City Holdco, Inc.[1,6,12]	3,934	69
	NMG Parent, LLC[12]	309	35
	MYT Holding Co., Class B12	8,984	1
			6,970

Materials 0.05%
	Venator Materials PLC[6,12]	9,406	6,636

Health care 0.02%
	Endo, Inc.[12]	89,172	2,508
	Endo, Inc.[1,12]	32,468	913
	Endo, Inc. GUC 6.00% Escrow[6,12]	1,250,000	— [9]
	Endo, Inc., 1L 7.50% Escrow[6,12]	4,600,000	— [9]
	Endo, Inc., 2L 9.50% Escrow[6,12]	705,000	— [9]
	Endo, Inc., 1L 6.125% Escrow[6,12]	3,610,000	— [9]
			3,421

Real estate 0.02%
	WeWork, Inc.[6,12]	274,322	2,749

Communication services 0.00%
	Intelsat SA	1	— [9]
	Total common stocks (cost: $61,489,000)		66,575

Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,12]	5	8
	Total preferred securities (cost: $5,000)		8
Rights & warrants 0.00%
Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[12]	374	4
	Total rights & warrants (cost: $2,000)		4

Short-term securities 2.84%
Money market investments 2.84%
	Capital Group Central Cash Fund 5.37%[13,14]	4,228,517	422,852
	Total short-term securities (cost: $422,815,000)		422,852

American Funds Multi-Sector Income Fund	36

Options purchased (equity style) 0.05%	Value (000)
Options purchased (equity style)*	$7,417
Total options purchased (equity style) (cost: $11,848,000)	7,417
Total investment securities 99.02% (cost: $14,737,408,000)	14,767,854
Total options written† (0.02)% (premium received: $9,284,000)	(2,683)
Other assets less liabilities 1.00%	149,073
Net assets 100.00%	$14,914,244
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	8,416	12/13/2024	USD94.37	USD2,104,000	$105
3 Month SOFR Futures Option	16,833	12/13/2024	94.44	4,208,250	316
3 Month SOFR Futures Option	16,833	12/13/2024	94.94	4,208,250	3,367
3 Month SOFR Futures Option	8,416	12/13/2024	95.12	2,104,000	3,629
					$7,417
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	8,416	12/13/2024	USD94.63	USD2,104,000	$(210)
3 Month SOFR Futures Option	33,665	12/13/2024	94.69	8,416,250	(1,263)
3 Month SOFR Futures Option	8,416	12/13/2024	94.87	2,104,000	(1,210)
					$(2,683)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	3,268	9/3/2024	USD1,289,534	$(632)
2 Year U.S. Treasury Note Futures	Long	5,903	10/3/2024	1,205,503	2,464
5 Year U.S. Treasury Note Futures	Long	6,898	10/3/2024	735,176	4,256
10 Year Euro-Bund Futures	Short	202	9/10/2024	(28,474)	(349)
10 Year U.S. Treasury Note Futures	Short	25	9/30/2024	(2,750)	6
10 Year Ultra U.S. Treasury Note Futures	Short	14,517	9/30/2024	(1,648,133)	(11,397)
20 Year U.S. Treasury Bond Futures	Long	3,400	9/30/2024	402,263	4,658
30 Year Ultra U.S. Treasury Bond Futures	Short	1,038	9/30/2024	(130,107)	(2,111)
					$(3,105)

37	American Funds Multi-Sector Income Fund

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	16,204	EUR	15,000	BNP Paribas	7/22/2024	$121
USD	50,641	EUR	47,143	Citibank	7/24/2024	89
USD	41,889	EUR	39,156	Morgan Stanley	7/25/2024	(100)
						$110
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD1	$— [9]	$— [9]	$— [9]
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD96,800	$6,072	$6,501	$(429)
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.84%
Money market investments 2.84%
Capital Group Central Cash Fund 5.37% [13]	$284,321	$2,130,738	$1,992,343	$57	$79	$422,852	$12,003
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,10]	12/6/2022	$20,014	$20,001	.14%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[6,10]	12/6/2022-4/23/2024	13,953	14,057.10
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,10]	12/6/2022	10,745	10,831.07
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[6,10]	12/6/2022-1/5/2024	5,009	5,040.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,10]	12/6/2022	3,200	3,197.02
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	11,967	11,950.08
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-6/18/2024	6,101	6,122.04

American Funds Multi-Sector Income Fund	38

Restricted securities7 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4]	9/13/2023 - 5/31/2024	$16,167	$16,551	.11%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,4]	9/13/2023-6/28/2024	181	182	.00 [17]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6]	6/23/2023	10,360	10,369.07
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	9,198	9,162.06
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	9,000	9,049.06
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	517	494	.00 [17]
Total		$116,412	$117,005	.78%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,404,278,000, which represented 42.94% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $233,759,000, which represented 1.57% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $117,005,000, which represented .78% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $20,037,000, which represented .13% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than .01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

39	American Funds Multi-Sector Income Fund

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,314,593)	$14,345,002
Affiliated issuers (cost: $422,815)	422,852	$14,767,854
Cash		3,585
Cash collateral pledged for futures contracts		16,273
Unrealized appreciation on open forward currency contracts		210
Unrealized appreciation on unfunded commitments*		8
Receivables for:
Sales of investments	96,611
Sales of fund’s shares	23,784
Dividends and interest	203,278
Variation margin on futures contracts	8,874
Variation margin on centrally cleared swap contracts	40	332,587
		15,120,517
Liabilities:
Unrealized depreciation on open forward currency contracts		100
Options written, at value (premium received: $9,284)		2,683
Payables for:
Purchases of investments	183,657
Repurchases of fund’s shares	10,132
Dividends on fund’s shares	507
Investment advisory services	4,025
Services provided by related parties	761
Trustees’ deferred compensation	27
Variation margin on futures contracts	4,278
Variation margin on centrally cleared swap contracts	71
Other	32	203,490
Commitments and contingencies*
Net assets at June 30, 2024		$14,914,244
Net assets consist of:
Capital paid in on shares of beneficial interest		$15,195,602
Total distributable earnings (accumulated loss)		(281,358)
Net assets at June 30, 2024		$14,914,244
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	40

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,608,636 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$934,066	100,747	$9.27
Class C	35,197	3,796	9.27
Class T	24	3	9.27
Class F-1	20,060	2,164	9.27
Class F-2	3,070,389	331,169	9.27
Class F-3	795,382	85,789	9.27
Class 529-A	21,543	2,324	9.27
Class 529-C	1,563	168	9.27
Class 529-E	804	87	9.27
Class 529-T	30	3	9.27
Class 529-F-1	30	3	9.27
Class 529-F-2	10,297	1,111	9.27
Class 529-F-3	11	1	9.27
Class R-1	250	27	9.27
Class R-2	1,454	157	9.27
Class R-2E	43	5	9.27
Class R-3	2,768	299	9.27
Class R-4	1,506	162	9.27
Class R-5E	888	96	9.27
Class R-5	707	76	9.27
Class R-6	10,017,232	1,080,449	9.27

Refer to the notes to financial statements.

41	American Funds Multi-Sector Income Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$468,140
Dividends (includes $12,003 from affiliates)	12,125	$480,265
Fees and expenses*:
Investment advisory services	23,250
Distribution services	1,440
Transfer agent services	1,844
Administrative services	2,101
529 plan services	8
Reports to shareholders	142
Registration statement and prospectus	845
Trustees’ compensation	26
Auditing and legal	80
Custodian	75
Other	27	29,838
Net investment income		450,427
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	928
Affiliated issuers	57
Futures contracts	2,435
Forward currency contracts	1,560
Swap contracts	(2,321)
Currency transactions	15	2,674
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(93,297)
Affiliated issuers	79
Options written	6,601
Futures contracts	16,964
Forward currency contracts	1,079
Swap contracts	(436)
Currency translations	(76)	(69,086)
Net realized gain (loss) and unrealized appreciation (depreciation)		(66,412)
Net increase (decrease) in net assets resulting from operations		$384,015
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	42

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$450,427	$683,830
Net realized gain (loss)	2,674	(204,893)
Net unrealized appreciation (depreciation)	(69,086)	719,086
Net increase (decrease) in net assets resulting from operations	384,015	1,198,023
Distributions paid or accrued to shareholders	(450,449)	(702,734)
Net capital share transactions	1,705,952	3,610,326
Total increase (decrease) in net assets	1,639,518	4,105,615
Net assets:
Beginning of period	13,274,726	9,169,111
End of period	$14,914,244	$13,274,726
*
Unaudited.
Refer to the notes to financial statements.

43	American Funds Multi-Sector Income Fund

Notes to financial statementsunaudited
1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Multi-Sector Income Fund	44

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

45	American Funds Multi-Sector Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$10,332,375	$45,833	$10,378,208
Mortgage-backed obligations	—	1,473,505	28,246	1,501,751
Bonds & notes of governments & government agencies outside the U.S.	—	1,165,005	—	1,165,005
Asset-backed obligations	—	815,949	63,953	879,902
U.S. Treasury bonds & notes	—	278,465	—	278,465
Municipals	—	66,993	—	66,993
Convertible bonds & notes	—	674	—	674
Common stocks	43,974	6,275	16,326	66,575
Preferred securities	—	—	8	8
Rights & warrants	—	4	—	4
Short-term securities	422,852	—	—	422,852
Options purchased on futures (equity style)	7,417	—	—	7,417
Total	$474,243	$14,139,245	$154,366	$14,767,854

American Funds Multi-Sector Income Fund	46

Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,384	$—	$—	$11,384
Unrealized appreciation on open forward currency contracts	—	210	—	210
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Value of options written	(2,683)	—	—	(2,683)
Unrealized depreciation on futures contracts	(14,489)	—	—	(14,489)
Unrealized depreciation on open forward currency contracts	—	(100)	—	(100)
Unrealized depreciation on centrally cleared credit default swaps	—	(429)	—	(429)
Total	$(5,788)	$(319)	$—	$(6,107)
1
Options written, futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[3]	Purchases	Sales	Net realized gain[4]	Unrealized depreciation[4]	Transfers out of Level 3[3]	Ending value at 6/30/2024
Investment securities	$ 124,655	$ —	$32,803	$ (1,168)	$19	$ (1,936)	$ (7)	$154,366
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024								$ (2,250)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

47	American Funds Multi-Sector Income Fund

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$138,032	Market comparables	Yield	7.6% - 13.7%	9.8%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	0.5%	0.5%	Decrease
			Discount to transaction price	1.5%	1.5%	Decrease
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Common stocks	$16,326	Market comparables	EV/EBITDA multiple	5.7x - 6.4x	6.1x	Increase
			Discount to EV/EBITDA multiple	13.0%	13.0%	Decrease
			DLOM	14.0% - 16.0%	15.0%	Decrease
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20.0%	20.0%	Decrease
Preferred securities	$8	Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15.0%	15.0%	Decrease
	$154,366
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

American Funds Multi-Sector Income Fund	48

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

49	American Funds Multi-Sector Income Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2024, the fund’s maximum exposure of unfunded bond commitments was $1,722,000, which would represent 0.01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $8,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

American Funds Multi-Sector Income Fund	50

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $19,320,950,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

51	American Funds Multi-Sector Income Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,878,409,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $50,576,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

American Funds Multi-Sector Income Fund	52

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $291,167,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forwards currency contracts and credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$7,417	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,683
Futures	Interest	Unrealized appreciation*	11,384	Unrealized depreciation*	14,489
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	210	Unrealized depreciation on open forward currency contracts	100
Swap (centrally cleared)	Credit	Unrealized appreciation*	— †	Unrealized depreciation*	429
			$19,011		$17,701

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(4,431)
Options written (equity style)	Interest	Net realized gain (loss) on options written	—	Net unrealized appreciation (depreciation) on options written	6,601
Futures	Interest	Net realized gain (loss) on futures contracts	2,435	Net unrealized appreciation (depreciation) on futures contracts	16,964
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,560	Net unrealized appreciation (depreciation) on forward currency contracts	1,079
Swap	Credit	Net realized gain (loss) on swap contracts	(2,321)	Net unrealized appreciation (depreciation) on swap contracts	(436)
			$1,674		$19,777
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
†
Amount less than one thousand.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts and credit default swaps. For options on futures, futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

53	American Funds Multi-Sector Income Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$121	$ —	$ —	$ —	$121
Citibank	89	—	—	—	89
Total	$210	$ —	$ —	$ —	$210
Liabilities:
Morgan Stanley	$100	$ —	$ —	$ —	$100
Total	$100	$ —	$ —	$ —	$100
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Multi-Sector Income Fund	54

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$33,712
Capital loss carryforward*	(353,125)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$322,376
Gross unrealized depreciation on investments	(290,455)
Net unrealized appreciation (depreciation) on investments	31,921
Cost of investments	14,723,325
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2024	2023
Class A	$24,835	$37,526
Class C	812	1,152
Class T	1	1
Class F-1	541	986
Class F-2	88,926	127,031
Class F-3	23,729	35,397
Class 529-A	550	752
Class 529-C	32	45
Class 529-E	17	17
Class 529-T	1	2
Class 529-F-1	1	2
Class 529-F-2	252	284
Class 529-F-3	— †	1
Class R-1	4	5
Class R-2	37	59
Class R-2E	1	1
Class R-3	75	108
Class R-4	45	70
Class R-5E	24	28
Class R-5	20	17
Class R-6	310,546	499,250
Total	$450,449	$702,734
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. For the six months ended June 30, 2024, the investment advisory services fees were $23,250,000, which were equivalent to an annualized rate of 0.332% of average daily net assets.

55	American Funds Multi-Sector Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, unreimbursed expenses subject to reimbursement totaled $648,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $8,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

American Funds Multi-Sector Income Fund	56

For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,223	$358	$122	Not applicable
Class C	151	13	5	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	22	11	3	Not applicable
Class F-2	Not applicable	1,437	419	Not applicable
Class F-3	Not applicable	— *	110	Not applicable
Class 529-A	23	7	3	$5
Class 529-C	6	1	— *	1
Class 529-E	1	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	1	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	5	1	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	6	1	— *	Not applicable
Class R-4	2	1	— *	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	12	1,438	Not applicable

Total class-specific expenses	$1,440	$1,844	$2,101	$8
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $26,000 in the fund’s statement of operations reflects $24,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.

57	American Funds Multi-Sector Income Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$266,185	28,732	$24,329	2,627	$(68,385)	(7,386)	$222,129	23,973
Class C	12,084	1,304	802	87	(3,311)	(358)	9,575	1,033
Class T	—	—	—	—	—	—	—	—
Class F-1	8,247	890	535	58	(5,461)	(590)	3,321	358
Class F-2	737,778	79,673	87,432	9,441	(372,983)	(40,289)	452,227	48,825
Class F-3	166,800	18,007	23,228	2,508	(73,617)	(7,950)	116,411	12,565
Class 529-A	7,737	835	548	60	(2,425)	(262)	5,860	633
Class 529-C	885	95	32	3	(382)	(41)	535	57
Class 529-E	485	52	16	2	(13)	(1)	488	53
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	4,180	451	252	27	(393)	(42)	4,039	436
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	158	17	4	— †	(26)	(2)	136	15
Class R-2	332	36	37	4	(138)	(15)	231	25
Class R-2E	48	5	— †	— †	(33)	(3)	15	2
Class R-3	541	59	75	8	(110)	(12)	506	55
Class R-4	188	20	45	5	(101)	(11)	132	14
Class R-5E	324	35	23	3	(340)	(37)	7	1
Class R-5	152	16	19	2	— †	— †	171	18
Class R-6	847,033	91,299	310,223	33,497	(267,089)	(28,820)	890,167	95,976
Total net increase (decrease)	$2,053,157	221,526	$447,602	48,332	$(794,807)	(85,819)	$1,705,952	184,039
Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	58

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$290,295	32,222	$36,881	4,092	$(257,994)	(28,703)	$69,182	7,611
Class C	16,507	1,829	1,138	126	(9,523)	(1,057)	8,122	898
Class T	—	—	—	—	—	—	—	—
Class F-1	7,432	826	980	108	(7,578)	(844)	834	90
Class F-2	1,334,656	148,423	124,929	13,875	(453,325)	(50,477)	1,006,260	111,821
Class F-3	298,504	33,114	34,523	3,834	(118,393)	(13,191)	214,634	23,757
Class 529-A	7,537	834	749	83	(3,213)	(356)	5,073	561
Class 529-C	558	62	44	5	(285)	(32)	317	35
Class 529-E	269	30	16	2	(177)	(20)	108	12
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	3,126	347	283	32	(707)	(78)	2,702	301
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	69	8	4	— †	(41)	(5)	32	3
Class R-2	830	92	59	7	(533)	(59)	356	40
Class R-2E	3	— †	— †	— †	—	—	3	— †
Class R-3	1,675	184	107	12	(646)	(71)	1,136	125
Class R-4	387	43	70	8	(332)	(37)	125	14
Class R-5E	771	84	26	3	(215)	(24)	582	63
Class R-5	323	36	15	2	(17)	(2)	321	36
Class R-6	2,077,017	229,891	498,625	55,366	(275,108)	(30,869)	2,300,534	254,388
Total net increase (decrease)	$4,039,959	448,025	$698,454	77,555	$(1,128,087)	(125,825)	$3,610,326	399,755
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,202,529,000 and $3,679,483,000, respectively, during the six months ended June 30, 2024.

59	American Funds Multi-Sector Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2024[5,6]	$9.32	$.28	$(.05 )	$.23	$(.28 )	$—	$(.28 )	$9.27	2.51%[7]	$934	.77%[8]	.77%[8]	6.09%[8]
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.58	716.77		.77	5.86
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [9]	(.40 )	8.95	(12.05)	619.79		.78	4.44
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.38	680.84		.83	3.34
12/31/2020	10.32	.41	.68	1.09	(.43 )	(.17 )	(.60 )	10.81	11.07	356	1.09	.85	3.96
12/31/2019[5,10]	10.00	.37	.40	.77	(.35 )	(.10 )	(.45 )	10.32	7.76 [7,11]	52	.60 [8,11]	.53 [8,11]	4.61 [8,11]
Class C:
6/30/2024[5,6]	9.32	.25	(.05 )	.20	(.25 )	—	(.25 )	9.27	2.16 [7]	35	1.47 [8]	1.47 [8]	5.39 [8]
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.81	26	1.47	1.47	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [9]	(.34 )	8.95	(12.67)	17	1.49	1.49	3.70
12/31/2021	10.81	.28	(.10 )	.18	(.29 )	(.07 )	(.36 )	10.63	1.67	24	1.54	1.53	2.63
12/31/2020[5,12]	9.67	.22	1.20	1.42	(.24 )	(.04 )	(.28 )	10.81	14.78 [7]	10	1.67 [8]	1.55 [8]	3.12 [8]
Class T:
6/30/2024[5,6]	9.32	.30	(.05 )	.25	(.30 )	—	(.30 )	9.27	2.68 [7,11]	— [13]	.44 [8,11]	.44 [8,11]	6.42 [8,11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.97 [11]	— [13]	.41 [11]	.41 [11]	6.22 [11]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)[11]	— [13]	.48 [11]	.48 [11]	4.74 [11]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.63 [11]	— [13]	.59 [11]	.59 [11]	3.61 [11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.45 [7,11]	— [13]	.94 [8,11]	.62 [8,11]	4.22 [8,11]
Class F-1:
6/30/2024[5,6]	9.32	.28	(.05 )	.23	(.28 )	—	(.28 )	9.27	2.52 [7]	20	.75 [8]	.75 [8]	6.11 [8]
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.60	17.75		.75	5.88
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [9]	(.40 )	8.95	(12.06)	15.79		.79	4.45
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.37	15.85		.85	3.33
12/31/2020[5,12]	9.67	.27	1.19	1.46	(.28 )	(.04 )	(.32 )	10.81	15.26 [7]	7	1.09 [8]	.88 [8]	3.84 [8]
Class F-2:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.66 [7]	3,070	.48 [8]	.48 [8]	6.38 [8]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.89	2,631.48		.48	6.19
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.81)	1,526.50		.50	4.90
12/31/2021	10.81	.38	(.10 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.66	804.56		.56	3.55
12/31/2020	10.32	.44	.67	1.11	(.45 )	(.17 )	(.62 )	10.81	11.26	119.78		.59	4.13
12/31/2019[5,10]	10.00	.36	.40	.76	(.34 )	(.10 )	(.44 )	10.32	7.75 [7,11]	— [13]	.62 [8,11]	.54 [8,11]	4.59 [8,11]
Class F-3:
6/30/2024[5,6]	9.32	.30	(.05 )	.25	(.30 )	—	(.30 )	9.27	2.71 [7]	795	.38 [8]	.38 [8]	6.48 [8]
12/31/2023	8.95	.57	.38	.95	(.58 )	—	(.58 )	9.32	11.01	682.38		.38	6.29
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.72)	443.41		.40	4.92
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.73	297.49		.48	3.64
12/31/2020	10.32	.44	.68	1.12	(.46 )	(.17 )	(.63 )	10.81	11.32	55.73		.53	4.18
12/31/2019[5,10]	10.00	.36	.40	.76	(.34 )	(.10 )	(.44 )	10.32	7.72 [7,11]	— [13]	.64 [8,11]	.57 [8,11]	4.57 [8,11]
Class 529-A:
6/30/2024[5,6]	9.32	.28	(.05 )	.23	(.28 )	—	(.28 )	9.27	2.51 [7]	22	.77 [8]	.77 [8]	6.09 [8]
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.59	16.76		.76	5.90
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [9]	(.41 )	8.95	(12.03)	10.76		.75	4.50
12/31/2021	10.81	.36	(.10 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.43	10.81		.80	3.35
12/31/2020[5,12]	9.67	.27	1.19	1.46	(.28 )	(.04 )	(.32 )	10.81	15.23 [7]	3	1.05 [8]	.92 [8]	3.78 [8]
Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	60

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2024[5,6]	$9.32	$.25	$(.05 )	$.20	$(.25 )	$—	$(.25 )	$9.27	2.14%[7]	$2	1.49%[8]	1.49%[8]	5.37%[8]
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.79	1	1.49	1.49	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [9]	(.34 )	8.95	(12.68)	1	1.49	1.49	3.75
12/31/2021	10.81	.28	(.11 )	.17	(.28 )	(.07 )	(.35 )	10.63	1.65	1	1.54	1.54	2.61
12/31/2020[5,12]	9.67	.24	1.20	1.44	(.26 )	(.04 )	(.30 )	10.81	14.97 [7,11]	— [13]	1.58 [8,11]	1.39 [8,11]	3.36 [8,11]
Class 529-E:
6/30/2024[5,6]	9.32	.27	(.05 )	.22	(.27 )	—	(.27 )	9.27	2.42 [7]	1	.94 [8]	.94 [8]	5.92 [8]
12/31/2023	8.95	.52	.38	.90	(.53 )	—	(.53 )	9.32	10.42	— [13]	.92	.92	5.77
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39 )	— [9]	(.39 )	8.95	(12.18)[11]	— [13]	.93 [11]	.92 [11]	4.29 [11]
12/31/2021	10.81	.34	(.10 )	.24	(.35 )	(.07 )	(.42 )	10.63	2.25 [11]	— [13]	.98 [11]	.97 [11]	3.18 [11]
12/31/2020[5,12]	9.67	.28	1.19	1.47	(.29 )	(.04 )	(.33 )	10.81	15.38 [7,11]	— [13]	.99 [8,11]	.75 [8,11]	4.03 [8,11]
Class 529-T:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.66 [7,11]	— [13]	.48 [8,11]	.48 [8,11]	6.37 [8,11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92 [11]	— [13]	.46 [11]	.46 [11]	6.18 [11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.82)[11]	— [13]	.53 [11]	.52 [11]	4.71 [11]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [11]	— [13]	.65 [11]	.65 [11]	3.55 [11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.40 [7,11]	— [13]	1.00 [8,11]	.68 [8,11]	4.15 [8,11]
Class 529-F-1:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.62 [7,11]	— [13]	.55 [8,11]	.55 [8,11]	6.31 [8,11]
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.82 [11]	— [13]	.55 [11]	.55 [11]	6.08 [11]
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42 )	— [9]	(.42 )	8.95	(11.88)[11]	— [13]	.60 [11]	.59 [11]	4.64 [11]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [11]	— [13]	.66 [11]	.65 [11]	3.54 [11]
12/31/2020[5,12]	9.67	.30	1.18	1.48	(.30 )	(.04 )	(.34 )	10.81	15.43 [7,11]	— [13]	.82 [8,11]	.59 [8,11]	4.29 [8,11]
Class 529-F-2:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.66 [7]	10	.47 [8]	.47 [8]	6.39 [8]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.93	6.45		.45	6.22
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.81)	3.51		.50	4.75
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.59	3.63		.63	3.55
12/31/2020[5,14]	10.41	.07	.45	.52	(.08 )	(.04 )	(.12 )	10.81	4.96 [7]	2	.12 [7]	.11 [7]	.65 [7]
Class 529-F-3:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.67 [7]	— [13]	.45 [8]	.45 [8]	6.40 [8]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92	— [13]	.45	.45	6.18
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)	— [13]	.49	.49	4.74
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.67	— [13]	.59	.57	3.64
12/31/2020[5,14]	10.41	.07	.45	.52	(.08 )	(.04 )	(.12 )	10.81	4.97 [7]	— [13]	.14 [7]	.10 [7]	.66 [7]
Class R-1:
6/30/2024[5,6]	9.32	.26	(.05 )	.21	(.26 )	—	(.26 )	9.27	2.25 [7,11]	— [13]	1.29 [8,11]	1.29 [8,11]	5.62 [8,11]
12/31/2023	8.95	.49	.38	.87	(.50 )	—	(.50 )	9.32	10.10 [11]	— [13]	1.21 [11]	1.21 [11]	5.47 [11]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37 )	— [9]	(.37 )	8.95	(12.34)[11]	— [13]	1.11 [11]	1.11 [11]	4.14 [11]
12/31/2021	10.81	.31	(.10 )	.21	(.32 )	(.07 )	(.39 )	10.63	1.97 [11]	— [13]	1.29 [11]	1.28 [11]	2.90 [11]
12/31/2020[5,12]	9.67	.25	1.20	1.45	(.27 )	(.04 )	(.31 )	10.81	15.12 [7,11]	— [13]	1.35 [8,11]	1.14 [8,11]	3.62 [8,11]
Refer to the end of the table for footnotes.

61	American Funds Multi-Sector Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2024[5,6]	$9.32	$.26	$(.05 )	$.21	$(.26 )	$—	$(.26 )	$9.27	2.24%[7]	$1	1.31%[8]	1.31%[8]	5.55%[8]
12/31/2023	8.95	.48	.38	.86	(.49 )	—	(.49 )	9.32	9.91	1	1.37	1.37	5.31
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35 )	— [9]	(.35 )	8.95	(12.55)	1	1.34	1.34	3.85
12/31/2021	10.81	.30	(.10 )	.20	(.31 )	(.07 )	(.38 )	10.63	1.87	1	1.31	1.31	2.82
12/31/2020[5,12]	9.67	.26	1.19	1.45	(.27 )	(.04 )	(.31 )	10.81	15.15 [7,11]	— [13]	1.30 [8,11]	1.09 [8,11]	3.67 [8,11]
Class R-2E:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.57 [7,11]	— [13]	.67 [8,11]	.67 [8,11]	6.21 [8,11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.94 [11]	— [13]	.44 [11]	.44 [11]	6.20 [11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)[11]	— [13]	.50 [11]	.49 [11]	4.68 [11]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69 [11]	— [13]	.54 [11]	.54 [11]	3.66 [11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.44 [7,11]	— [13]	.95 [8,11]	.63 [8,11]	4.21 [8,11]
Class R-3:
6/30/2024[5,6]	9.32	.27	(.05 )	.22	(.27 )	—	(.27 )	9.27	2.40 [7]	3	.99 [8]	.99 [8]	5.87 [8]
12/31/2023	8.95	.51	.38	.89	(.52 )	—	(.52 )	9.32	10.31	2	1.00	1.00	5.68
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38 )	— [9]	(.38 )	8.95	(12.30)	1	1.06	1.06	4.14
12/31/2021	10.81	.33	(.10 )	.23	(.34 )	(.07 )	(.41 )	10.63	2.15	1	1.07	1.07	3.11
12/31/2020[5,12]	9.67	.26	1.20	1.46	(.28 )	(.04 )	(.32 )	10.81	15.24 [7]	— [13]	1.11 [8]	.99 [8]	3.73 [8]
Class R-4:
6/30/2024[5,6]	9.32	.28	(.05 )	.23	(.28 )	—	(.28 )	9.27	2.53 [7]	2	.73 [8]	.73 [8]	6.13 [8]
12/31/2023	8.95	.53	.39	.92	(.55 )	—	(.55 )	9.32	10.62	1.73		.73	5.92
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [9]	(.41 )	8.95	(12.02)	1.75		.75	4.34
12/31/2021	10.81	.37	(.11 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.44	2.78		.77	3.44
12/31/2020[5,12]	9.67	.26	1.21	1.47	(.29 )	(.04 )	(.33 )	10.81	15.38 [7]	2	.85 [8]	.78 [8]	3.69 [8]
Class R-5E:
6/30/2024[5,6]	9.32	.29	(.05 )	.24	(.29 )	—	(.29 )	9.27	2.63 [7]	1	.54 [8]	.54 [8]	6.31 [8]
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.83	1.54		.54	6.13
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42 )	— [9]	(.42 )	8.95	(11.88)	— [13]	.59	.59	4.49
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.60	1.63		.63	3.56
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.45 [7]	— [13]	.76 [8]	.59 [8]	4.17 [8]
Class R-5:
6/30/2024[5,6]	9.32	.30	(.05 )	.25	(.30 )	—	(.30 )	9.27	2.69 [7]	1	.41 [8]	.41 [8]	6.45 [8]
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	10.99	1.39		.39	6.25
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.77)	— [13]	.48	.48	4.58
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69	— [13]	.51	.51	3.64
12/31/2020[5,12]	9.67	.30	1.19	1.49	(.31 )	(.04 )	(.35 )	10.81	15.50 [7]	— [13]	.82 [8]	.53 [8]	4.23 [8]
Class R-6:
6/30/2024[5,6]	9.32	.30	(.05 )	.25	(.30 )	—	(.30 )	9.27	2.71 [7]	10,017	.38 [8]	.38 [8]	6.48 [8]
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	11.01	9,174.38		.38	6.29
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.72)	6,532.39		.39	5.21
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.74	1,457.47		.47	3.61
12/31/2020	10.32	.44	.68	1.12	(.46 )	(.17 )	(.63 )	10.81	11.32	1.69		.52	4.17
12/31/2019[5,10]	10.00	.36	.40	.76	(.34 )	(.10 )	(.44 )	10.32	7.72 [7,11]	— [13]	.64 [8,11]	.56 [8,11]	4.57 [8,11]
Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	62

Financial highlights (continued)

	Six months ended June 30, 2024[5,6,7]	Year ended December 31,				For the period ended December 31, 2019[5,10]
		2023	2022	2021	2020
Portfolio turnover rate for all share classes[15]	41%	62%	40%	36%	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	This share class began investment operations on May 1, 2020.
[13]	Amount less than $1 million.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

63	American Funds Multi-Sector Income Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

American Funds Multi-Sector Income Fund	64

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

65	American Funds Multi-Sector Income Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Multi-Sector Income Fund	66

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Multi-Sector Income Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: August 30, 2024